American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
May 31, 2026

Avantis Responsible Emerging Markets Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Brazil — 3.6%
Allos SA	19,204	107,925
Alpargatas SA, Preference Shares	7,500	18,317
Ambev SA, ADR	96,854	310,901
Americanas SA(1)	92	93
Anima Holding SA	500	327
Armac Locacao Logistica E Servicos SA	100	73
Auren Energia SA(1)	10,900	26,599
Automob Participacoes SA(1)	299	840
Axia Energia SA, ADR	18,894	195,742
Axia Energia SA, Class B Preference Shares	4,600	52,360
Axia Energia SA, Class C, ADR(1)	4,966	49,660
Axia Energia SA, Class C Preference Shares(1)	1,209	12,134
Azzas 2154 SA	2,928	11,226
B3 SA - Brasil Bolsa Balcao	38,700	126,505
Banco ABC Brasil SA, Preference Shares	9,089	44,179
Banco BMG SA, Preference Shares	13,606	13,594
Banco Bradesco SA	44,470	136,992
Banco Bradesco SA, ADR	158,469	553,057
Banco BTG Pactual SA	22,908	243,678
Banco do Brasil SA	79,200	322,951
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,600	27,842
Banco Santander Brasil SA, ADR	10,048	54,661
BB Seguridade Participacoes SA	21,200	146,711
Bemobi Mobile Tech SA	2,600	12,360
Blau Farmaceutica SA	650	1,426
BR Advisory Partners Participacoes SA	6,500	20,591
Bradsaude SA	17,320	46,454
C&A Modas SA	12,000	27,404
Caixa Seguridade Participacoes SA	3,700	12,931
Cia Brasileira de Distribuicao(1)	21,500	7,885
Cia de Saneamento de Minas Gerais Copasa MG	7,200	75,232
Cia De Saneamento do Parana Sanepar	4,300	32,434
Cia De Saneamento do Parana Sanepar, Preference Shares	45,400	66,419
Cia Energetica de Minas Gerais, ADR	99,538	214,007
Cia Paranaense de Energia - Copel	39,100	112,156
Cia Paranaense de Energia - Copel, ADR(2)	8,799	100,309
Construtora Tenda SA	5,200	33,893
CPFL Energia SA	1,800	15,404
Cruzeiro do Sul Educacional SA	200	159
Cury Construtora e Incorporadora SA	14,000	88,587
Cyrela Brazil Realty SA Empreendimentos e Participacoes	15,400	68,810
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(1)	2,619	10,638
Desktop SA	100	358
Dexco SA(1)	20,852	19,800
Dexxos Participacoes SA	112	157
Dimed SA Distribuidora da Medicamentos	800	1,887
Direcional Engenharia SA	15,600	41,624
EcoRodovias Infraestrutura e Logistica SA	49,100	73,486
Empreendimentos Pague Menos SA	3,200	2,683

Energisa SA	7,150	68,232
Equatorial SA	18,496	141,051
Even Construtora e Incorporadora SA	3,600	4,146
Ez Tec Empreendimentos e Participacoes SA	11,316	29,431
Fras-Le SA	4,400	19,180
Gerdau SA, ADR	34,272	154,224
GPS Participacoes e Empreendimentos SA	2,657	6,415
Grendene SA	20,800	16,699
Grupo Mateus SA	5,600	4,696
Grupo Multi SA	4,500	1,472
Grupo SBF SA	7,700	17,401
Guararapes Confeccoes SA	2,400	4,301
Hapvida Participacoes e Investimentos SA(1)	900	2,159
Hidrovias do Brasil SA(1)	32,729	20,826
Hospital Mater Dei SA	100	101
Iguatemi SA	12,400	63,911
Inter & Co., Inc., Class A	11,944	73,695
Iochpe Maxion SA	14,200	25,362
Irani Papel e Embalagem SA	15,100	24,156
Isa Energia Brasil SA, Preference Shares	15,200	81,054
Itau Unibanco Holding SA, ADR	50,258	396,033
JHSF Participacoes SA	30,400	66,771
Klabin SA	17,882	59,411
Lavvi Empreendimentos Imobiliarios SA	3,700	8,618
Light SA(1)	10,400	5,773
Localiza Rent a Car SA	7,896	65,631
Localiza Rent a Car SA, Preference Shares	353	2,820
LOG Commercial Properties e Participacoes SA	1,100	5,912
Log-in Logistica Intermodal SA(1)	1,000	5,897
Lojas Quero-Quero SA(1)	1,900	527
Lojas Renner SA	52,470	156,644
M Dias Branco SA	3,200	12,427
Magazine Luiza SA	23,731	28,367
Mahle Metal Leve SA	5,600	37,289
Marcopolo SA	6,666	7,981
Marcopolo SA, Preference Shares	42,436	51,231
Marisa Lojas SA(1)	8,286	1,068
Mills Locacao Servicos e Logistica SA	13,900	41,883
Motiva Infraestrutura de Mobilidade SA	34,200	96,338
Moura Dubeux Engenharia SA	8,600	47,735
Movida Participacoes SA	29,539	55,336
MRV Engenharia e Participacoes SA(1)	36,200	41,908
Multiplan Empreendimentos Imobiliarios SA	2,900	17,126
Natura Cosmeticos SA(1)	6,200	12,229
Oceanpact Servicos Maritimos SA	200	417
Orizon Valorizacao de Residuos SA(1)	100	1,563
Pagseguro Digital Ltd., Class A	12,177	113,855
PBG SA(1)	2,400	904
Plano & Plano Desenvolvimento Imobiliario SA	7,400	13,129
Positivo Tecnologia SA	2,300	1,865
Raia Drogasil SA	38,122	142,526
Randoncorp SA, Preference Shares(1)	11,400	11,706
Rede D'Or Sao Luiz SA	4,355	29,370
Romi SA	1,282	1,649
Rumo SA	19,100	51,985

Sao Martinho SA	11,700	39,614
Sendas Distribuidora SA, ADR(2)	5,830	50,697
Ser Educacional SA	1,100	2,538
Simpar SA(1)	3,046	5,398
Smartfit Escola de Ginastica e Danca SA	9,716	35,824
StoneCo Ltd., A Shares	3,085	35,323
Suzano SA, ADR(2)	27,922	228,402
SYN prop e tech SA	500	376
Tegma Gestao Logistica SA	3,300	20,050
Telefonica Brasil SA, ADR	9,599	126,131
TIM SA, ADR(2)	8,220	181,004
TOTVS SA	2,300	15,183
Transmissora Alianca de Energia Eletrica SA	7,100	55,201
Trisul SA	4,160	3,571
Tupy SA(1)	5,300	13,406
Uniao Pet Participacoes SA	11,400	7,322
Unifique Telecomunicacoes SA	220	289
Vale SA, ADR	14,703	238,924
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,900	13,638
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	51,100	31,706
Vivara Participacoes SA	900	3,914
VTEX, Class A(1)	903	3,404
Vulcabras SA	1,972	5,965
WEG SA	14,800	129,383
Wiz Co.	900	1,397
XP, Inc., Class A	16,249	270,871
YDUQS Participacoes SA	13,100	24,748
Zamp SA(1)	5,219	3,621
		7,443,797
Chile — 0.5%
Aguas Andinas SA, A Shares	36,888	14,091
Banco de Chile	630,440	120,933
Banco de Credito e Inversiones SA	1,495	102,292
Banco Santander Chile, ADR	3,098	98,919
CAP SA(1)	2,635	19,780
Cencosud SA	12,399	29,784
Cencosud Shopping SA	5,339	14,577
Cia Cervecerias Unidas SA, ADR	4,552	53,623
Embotelladora Andina SA, Class B Preference Shares	12,263	62,690
Empresa Nacional de Telecomunicaciones SA	7,778	31,833
Empresas CMPC SA	28,615	34,272
Enel Americas SA	135,873	11,961
Falabella SA	15,473	102,430
Parque Arauco SA	23,197	101,111
Ripley Corp. SA	85,210	36,773
SMU SA	56,251	9,196
Sociedad Quimica y Minera de Chile SA, ADR	1,303	111,889
Vina Concha y Toro SA	16,043	16,114
		972,268
China — 16.9%
361 Degrees International Ltd.	66,000	39,824
3SBio, Inc.(1)	181,500	428,803
AAC Technologies Holdings, Inc.	51,000	296,401
Agile Group Holdings Ltd.(1)	154,000	3,848
Agora, Inc., ADR(1)	3,248	13,317

AK Medical Holdings Ltd.	2,000	1,493
Alibaba Group Holding Ltd., ADR(2)	16,757	2,081,555
Alibaba Health Information Technology Ltd.(1)(2)	20,000	9,249
A-Living Smart City Services Co. Ltd.	71,250	21,290
Anhui Expressway Co. Ltd., H Shares(2)	28,000	57,899
ANTA Sports Products Ltd.	55,000	531,680
Anton Oilfield Services Group	194,000	22,977
Art Group Holdings Ltd.(1)	115,000	41,810
Ascletis Pharma, Inc.(1)(2)	40,000	72,557
AsiaInfo Technologies Ltd.(1)	11,600	7,646
ATRenew, Inc., ADR	4,156	19,325
Autohome, Inc., ADR	2,244	39,180
BAIC Motor Corp. Ltd., H Shares(1)(2)	154,000	23,799
Baidu, Inc., ADR(1)	604	81,727
Bairong, Inc.(1)(2)	19,000	13,194
Bank of China Ltd., H Shares	557,000	370,267
Bank of Chongqing Co. Ltd., H Shares	38,500	39,545
Bank of Communications Co. Ltd., H Shares	200,000	186,439
Beijing Capital International Airport Co. Ltd., H Shares(1)	50,000	10,916
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	302
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,000	7,075
BeOne Medicines Ltd., ADR(1)	182	52,401
BeOne Medicines Ltd., Class H(1)	2,600	58,498
Bilibili, Inc., ADR(1)	48	831
Blue Moon Group Holdings Ltd.(1)	58,000	23,919
BOC Aviation Ltd.	17,300	168,665
BOE Varitronix Ltd.	32,000	18,643
Bosideng International Holdings Ltd.	406,000	220,321
Brilliance China Automotive Holdings Ltd.(2)	266,000	88,837
BYD Co. Ltd., H Shares	21,400	249,110
BYD Electronic International Co. Ltd.(2)	4,500	16,751
C&D International Investment Group Ltd.	49,339	99,217
Cathay Group Holdings, Inc.	1,000	96
CGN Mining Co. Ltd.	75,000	30,837
Cheerwin Group Ltd.	500	142
China Automotive Systems, Inc.(1)	1,072	4,985
China Bohai Bank Co. Ltd., H Shares(1)	8,500	867
China Chunlai Education Group Co. Ltd.(1)(2)	26,000	3,643
China Cinda Asset Management Co. Ltd., H Shares(2)	390,000	52,268
China CITIC Bank Corp. Ltd., H Shares	242,000	225,148
China Communications Services Corp. Ltd., H Shares	200,000	105,400
China Conch Environment Protection Holdings Ltd.(1)	4,500	235
China Conch Venture Holdings Ltd.	53,500	72,417
China Construction Bank Corp., H Shares	1,794,000	1,943,822
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	189,000	40,763
China Dongxiang Group Co. Ltd.(1)	16,000	796
China East Education Holdings Ltd.(1)	57,500	34,885
China Education Group Holdings Ltd.(1)(2)	71,088	17,231
China Everbright Bank Co. Ltd., H Shares(2)	87,000	33,831
China Everbright Ltd.(2)	4,000	3,108
China Foods Ltd.	2,000	904
China Galaxy Securities Co. Ltd., H Shares	151,000	149,561
China General Education Group Ltd.(1)	1,000	405
China Glass Holdings Ltd.(1)(2)	2,000	105
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	2,488

China International Capital Corp. Ltd., H Shares	5,600	14,024
China Kepei Education Group Ltd.	18,000	2,138
China Lesso Group Holdings Ltd.	65,000	38,316
China Life Insurance Co. Ltd., Class H	217,555	802,584
China Medical System Holdings Ltd.(2)	80,000	107,874
China Meidong Auto Holdings Ltd.(2)	70,000	5,897
China Merchants Bank Co. Ltd., H Shares	95,000	571,524
China Merchants Port Holdings Co. Ltd.	56,000	110,016
China Minsheng Banking Corp. Ltd., H Shares	231,000	99,002
China New Higher Education Group Ltd.(1)	62,354	5,095
China Pacific Insurance Group Co. Ltd., H Shares	65,200	261,725
China Resources Beer Holdings Co. Ltd.	18,000	55,622
China Resources Beverage Holdings Co. Ltd.(2)	9,600	10,057
China Resources Land Ltd.	117,000	526,926
China Resources Medical Holdings Co. Ltd.(2)	21,000	6,883
China Resources Mixc Lifestyle Services Ltd.	29,000	153,898
China Sanjiang Fine Chemicals Co. Ltd.	68,000	29,398
China Shineway Pharmaceutical Group Ltd.	25,000	26,727
China Starch Holdings Ltd.	35,000	747
China Taiping Insurance Holdings Co. Ltd.	107,400	272,680
China Tower Corp. Ltd., H Shares	239,500	303,019
China Vanke Co. Ltd., H Shares(1)(2)	103,800	35,910
China Yongda Automobiles Services Holdings Ltd.	82,500	8,094
Chongqing Rural Commercial Bank Co. Ltd., H Shares	82,000	66,526
Chow Tai Fook Jewellery Group Ltd.(2)	89,000	124,741
CITIC Securities Co. Ltd., H Shares	40,500	134,946
CMGE Technology Group Ltd.(1)	14,000	410
CMOC Group Ltd., H Shares	36,000	84,021
Concord New Energy Group Ltd.(1)(2)	630,000	30,959
Consun Pharmaceutical Group Ltd.	25,000	45,326
Contemporary Amperex Technology Co. Ltd., Class H(2)	500	47,247
COSCO SHIPPING Holdings Co. Ltd., Class H	35,000	63,289
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	12,478
COSCO SHIPPING Ports Ltd.	88,446	56,204
Country Garden Services Holdings Co. Ltd.	86,000	63,845
CSPC Pharmaceutical Group Ltd.	444,000	425,083
Damai Entertainment Holdings Ltd.(1)(2)	780,000	57,690
Digital China Holdings Ltd.	25,000	6,996
DPC Dash Ltd.(1)	3,000	14,787
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	748
East Buy Holding Ltd.(1)	6,000	16,708
Edvantage Group Holdings Ltd.	20,725	1,588
Ever Sunshine Services Group Ltd.	78,000	17,995
Evergrande Property Services Group Ltd.(1)	387,500	59,811
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	1,211
FIH Mobile Ltd.(1)(2)	32,500	124,727
FinVolution Group, ADR	12,935	67,909
First Tractor Co. Ltd., H Shares	14,000	14,781
Fu Shou Yuan International Group Ltd.(2)	84,000	28,297
Fuyao Glass Industry Group Co. Ltd., H Shares	14,400	102,240
Ganfeng Lithium Group Co. Ltd., H Shares	5,080	41,738
Geely Automobile Holdings Ltd.	339,000	813,566
Gemdale Properties & Investment Corp. Ltd.(1)(2)	660,000	10,352
Genertec Universal Medical Group Co. Ltd.	72,000	47,490
Genscript Biotech Corp.(1)	44,000	76,664

GF Securities Co. Ltd., H Shares	35,600	73,402
Goldpac Group Ltd.	1,000	90
Goldwind Science & Technology Co. Ltd., H Shares	6,200	10,855
Grand Pharmaceutical Group Ltd.(1)	4,000	2,674
Great Wall Motor Co. Ltd., H Shares	42,000	55,362
Greentown China Holdings Ltd.(2)	89,500	101,255
Greentown Management Holdings Co. Ltd.(2)	16,000	4,119
Guangdong Investment Ltd.	54,000	57,534
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	192,000	8,701
Guoquan Food Shanghai Co. Ltd.	7,600	2,301
Guotai Haitong Securities Co. Ltd., H Shares	56,016	93,492
H World Group Ltd., ADR	8,867	398,040
Haidilao International Holding Ltd.	13,000	21,154
Haier Smart Home Co. Ltd., H Shares	24,400	61,336
Haitian International Holdings Ltd.	31,000	78,291
Hangzhou Tigermed Consulting Co. Ltd., H Shares	500	1,974
Hanking Gold International Ltd.(1)(2)	76,000	27,997
Hansoh Pharmaceutical Group Co. Ltd.	10,000	40,047
Harbin Electric Co. Ltd., H Shares	16,000	40,166
Hello Group, Inc., ADR	6,010	35,820
Hengan International Group Co. Ltd.	50,000	155,401
Hisense Home Appliances Group Co. Ltd., H Shares	4,000	11,729
Huatai Securities Co. Ltd., H Shares	31,800	64,405
Industrial & Commercial Bank of China Ltd., H Shares	1,376,000	1,165,273
Ingdan, Inc.(1)	70,000	30,206
Inkeverse Group Ltd.(1)	127,000	22,574
Innovent Biologics, Inc.(1)	34,500	366,333
J&T Global Express Ltd.(1)	102,000	117,620
JD Health International, Inc.(1)	45,250	220,667
JD Logistics, Inc.(1)	103,900	170,951
JD.com, Inc., ADR	11,111	320,330
Jiangsu Expressway Co. Ltd., H Shares	20,000	26,772
Jiayin Group, Inc., ADR	1,080	4,676
Jinxin Fertility Group Ltd.(1)	76,500	21,885
Jiumaojiu International Holdings Ltd.	86,000	17,001
JNBY Design Ltd.	24,000	58,795
JOYY, Inc., ADR	1,382	93,188
Kanzhun Ltd., ADR	2,904	39,407
KE Holdings, Inc., ADR(2)	8,399	139,423
Kingboard Laminates Holdings Ltd.	8,000	55,614
Kingdee International Software Group Co. Ltd.(1)	22,000	20,542
Kingsoft Corp. Ltd.	26,600	72,153
Kuaishou Technology	122,000	711,091
Lenovo Group Ltd.	148,000	453,555
Leoch International Technology Ltd.(1)	51,000	6,248
LexinFintech Holdings Ltd., ADR	12,256	26,963
Li Auto, Inc., ADR(1)	9,530	143,045
Li Ning Co. Ltd.	209,500	486,179
Lingbao Gold Group Co. Ltd., Class H(2)	44,300	92,255
Linklogis, Inc., Class B	20,000	5,167
Logan Group Co. Ltd.(1)(2)	69,000	11,629
Longfor Group Holdings Ltd.(2)	135,917	135,945
Lonking Holdings Ltd.(1)	7,000	2,609
Lufax Holding Ltd., ADR(1)	1,750	2,888
Luye Pharma Group Ltd.(1)(2)	24,000	6,656

LVGEM China Real Estate Investment Co. Ltd.(1)	30,000	765
Maoyan Entertainment	23,000	16,074
Meitu, Inc.(1)(2)	34,000	18,935
Meituan, Class B(1)	26,050	253,169
Midea Group Co. Ltd.	1,800	19,688
Midea Real Estate Holding Ltd.(1)	54,400	19,942
MINISO Group Holding Ltd., ADR(2)	3,573	46,342
Minth Group Ltd.	71,800	346,864
NetDragon Websoft Holdings Ltd.	13,500	15,167
NetEase Cloud Music, Inc.(1)(2)	3,250	49,338
NetEase, Inc., ADR	8,039	987,350
New China Life Insurance Co. Ltd., H Shares	65,700	406,845
Newborn Town, Inc.(1)(2)	48,000	48,856
Nexteer Automotive Group Ltd.	81,000	50,595
NIO, Inc., ADR(1)	8,978	50,277
Niu Technologies, ADR(1)	33	78
Noah Holdings Ltd., ADR	4,305	45,504
Nongfu Spring Co. Ltd., H Shares	47,800	260,878
Onewo, Inc., Class H	19,800	44,349
Orient Overseas International Ltd.	9,000	156,397
PDD Holdings, Inc., ADR(1)	9,225	778,959
People's Insurance Co. Group of China Ltd., H Shares	257,000	169,853
Perennial Energy Holdings Ltd.(1)	15,000	1,887
Pharmaron Beijing Co. Ltd., H Shares	375	841
PICC Property & Casualty Co. Ltd., H Shares	232,000	430,588
Ping An Healthcare & Technology Co. Ltd.(1)(2)	70,335	80,174
Ping An Insurance Group Co. of China Ltd., H Shares	141,000	1,079,938
Poly Property Group Co. Ltd.	229,000	60,848
Poly Property Services Co. Ltd., Class H	27,400	103,544
Pop Mart International Group Ltd.(2)	18,400	405,539
Postal Savings Bank of China Co. Ltd., H Shares	256,000	163,910
Precision Tsugami China Corp. Ltd.	14,000	97,426
Q Technology Group Co. Ltd.	16,000	19,493
Qfin Holdings, Inc., ADR	10,497	168,792
Radiance Holdings Group Co. Ltd.(1)(2)	28,000	6,039
Seazen Group Ltd.(1)	172,000	39,928
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	103,600	44,427
Shanghai Chicmax Cosmetic Co. Ltd.	5,000	23,217
Shanghai Conant Optical Co. Ltd., Class H	18,800	101,391
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	1,086
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,900	12,885
Shenzhen Expressway Corp. Ltd., H Shares(2)	12,000	10,543
Shenzhen International Holdings Ltd.	104,298	79,268
Shenzhen Investment Ltd.(1)(2)	242,000	24,364
Shenzhou International Group Holdings Ltd.	43,200	255,614
Shimao Services Holdings Ltd.(1)	25,000	1,722
Shoucheng Holdings Ltd.	64,000	14,053
Shui On Land Ltd.(1)	339,000	20,785
Sichuan Expressway Co. Ltd., Class H	56,000	41,261
Sihuan Pharmaceutical Holdings Group Ltd.	419,000	51,236
Sino Biopharmaceutical Ltd.	224,000	142,754
Sino-Ocean Group Holding Ltd.(1)	319,000	2,649
Sinopharm Group Co. Ltd., H Shares	58,800	126,844
Sinotruk Hong Kong Ltd.	22,000	104,595
Skyworth Group Ltd.(1)	55,013	39,729

SOHO China Ltd.(1)(2)	57,000	3,059
Sohu.com Ltd., ADR(1)	2,031	27,439
Sun Art Retail Group Ltd.	229,500	44,597
Sun King Technology Group Ltd.(1)	2,000	717
Sunac Services Holdings Ltd.	178,000	21,811
Sunny Optical Technology Group Co. Ltd.	11,900	127,456
Sunshine Lake Pharma Co. Ltd.(1)(2)	52	242
SY Holdings Group Ltd.(2)	34,000	38,461
TAL Education Group, ADR(1)	397	3,855
TCL Electronics Holdings Ltd.	2,000	3,534
Tencent Holdings Ltd.	53,100	2,885,006
Tencent Music Entertainment Group, ADR	7,654	70,570
Tianli International Holdings Ltd.	106,000	19,197
Tianneng Power International Ltd.(1)	20,000	15,035
Tomson Group Ltd.	48,000	12,922
Tong Ren Tang Technologies Co. Ltd., H Shares(2)	2,000	898
Tongcheng Travel Holdings Ltd.	109,600	197,998
Topsports International Holdings Ltd.	60,000	21,489
TravelSky Technology Ltd., H Shares	17,000	20,024
Trip.com Group Ltd., ADR(1)	4,337	205,704
Tsaker New Energy Tech Co. Ltd.	4,000	571
Tsingtao Brewery Co. Ltd., H Shares(1)	32,000	203,272
Tuya, Inc., ADR	1,312	2,781
Up Fintech Holding Ltd., ADR(1)	120	617
Vipshop Holdings Ltd., ADR	23,307	331,426
Viva Biotech Holdings(1)	54,500	8,759
Vnet Group, Inc., ADR(1)(2)	4,945	49,846
VOYAH Automobile Technology Co. Ltd., Class H(1)	25,578	17,200
Wasion Holdings Ltd.	50,000	138,427
Weibo Corp., ADR(2)	8,467	66,551
Weichai Power Co. Ltd., H Shares	30,000	159,369
Wuling Motors Holdings Ltd.	10,000	536
WuXi AppTec Co. Ltd., H Shares(2)	4,800	79,924
Wuxi Biologics Cayman, Inc.(1)	42,500	181,776
XD, Inc.(2)	21,000	136,287
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	18,000	22,483
Xinyi Energy Holdings Ltd.	169,335	27,025
XJ International Holdings Co. Ltd.(1)	200,000	3,930
XPeng, Inc., Class A, ADR(1)(2)	851	13,999
Xtep International Holdings Ltd.	140,907	76,229
Yadea Group Holdings Ltd.	38,000	54,726
Yeahka Ltd.(1)	2,800	2,024
Yidu Tech, Inc.(1)(2)	12,200	8,171
Yihai International Holding Ltd.	48,000	84,531
Yixin Group Ltd.(2)	174,000	34,691
Youdao, Inc., ADR(1)(2)	35	418
Yuexiu Property Co. Ltd.(2)	68,000	37,909
Yuexiu Services Group Ltd.	14,500	3,331
Yuexiu Transport Infrastructure Ltd.	74,000	37,765
Yum China Holdings, Inc.	19,409	823,524
Zengame Technology Holding Ltd.	28,000	8,183
Zhejiang Expressway Co. Ltd., H Shares	91,880	78,797
Zhejiang Leapmotor Technology Co. Ltd.(1)	28,100	141,131
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	46,200	63,814
Zhongsheng Group Holdings Ltd.	76,000	59,771

Zonqing Environmental Ltd.(1)(2)	12,000	312
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	7,800	7,186
ZTO Express Cayman, Inc., ADR	9,849	217,860
		35,094,323
Colombia — 0.2%
Cementos Argos SA	11,376	33,078
Grupo Cibest SA	2,627	54,154
Grupo Cibest SA, ADR	1,303	89,373
Grupo de Inversiones Suramericana SA	250	3,411
Interconexion Electrica SA ESP	17,794	145,759
Mineros SA	3,056	12,848
		338,623
Czech Republic — 0.1%
Komercni Banka AS	2,406	114,217
Moneta Money Bank AS	16,068	143,362
		257,579
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	87,890	214,085
Greece — 0.6%
Aegean Airlines SA	4,111	59,453
Aktor SA Holding Co. Technical & Energy Projects(1)	2,451	29,600
Alpha Bank SA	75,412	344,728
Athens International Airport SA	2,343	27,779
Eurobank SA	26,969	125,613
GEK TERNA SA	1,321	65,897
Hellenic Telecommunications Organization SA	2,509	53,233
Jumbo SA	2,428	65,975
LAMDA Development SA(1)	2,061	14,849
National Bank of Greece SA	10,465	181,040
Piraeus Bank SA(1)	26,000	275,858
		1,244,025
Hong Kong — 0.0%
Brii Biosciences Ltd.(1)	50,500	7,415
Central China New Life Ltd.	13,000	664
China Dili Group(1)	6,000	8
China Rare Earth Holdings Ltd.(1)	2,000	45
China South City Holdings Ltd.(1)(2)	122,000	416
China Sunshine Paper Holdings Co. Ltd.	2,000	263
EVA Precision Industrial Holdings Ltd.	10,000	1,177
Jiayuan International Group Ltd.(1)	18,000	23
Jinchuan Group International Resources Co. Ltd.(1)(2)	203,000	259
KWG Living Group Holdings Ltd.(1)(2)	31,000	680
Mobvista, Inc.(1)	3,000	6,215
NH Health(1)(2)	7,500	9
Redco Properties Group Ltd.(1)	10,000	206
Zhuguang Holdings Group Co. Ltd.(1)(2)	2,000	6
		17,386
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	18,453	160,194
OTP Bank Nyrt	3,776	518,465
Richter Gedeon Nyrt	2,129	90,124
		768,783
India — 12.7%
360 ONE WAM Ltd.	2,181	25,360
3M India Ltd.	93	32,100

63 Moons Technologies Ltd.	2,542	16,341
Aarti Pharmalabs Ltd.	98	653
Aavas Financiers Ltd.(1)	2,250	31,787
ABB India Ltd.	766	58,522
Accelya Solutions India Ltd.	256	3,079
Action Construction Equipment Ltd.	844	7,859
Adani Green Energy Ltd.(1)	1,375	21,341
Aditya Birla Capital Ltd.(1)	15,565	59,509
Aditya Birla Fashion & Retail Ltd.(1)	168	114
Aditya Birla Lifestyle Brands Ltd.(1)	30,978	32,649
Aditya Birla Sun Life Asset Management Co. Ltd.	3,433	38,459
Advent Hotels International Ltd.(1)	718	1,032
Affle 3i Ltd.(1)	8	123
AIA Engineering Ltd.	190	9,009
Ajanta Pharma Ltd.	1,835	56,551
Alivus Life Sciences Ltd.	1,731	19,211
Allcargo Global Ltd.(1)	12,708	2,872
Allcargo Logistics Ltd.(1)	12,708	1,215
Allcargo Terminals Ltd.(1)	3,177	829
Alok Industries Ltd.(1)	2,218	297
Amara Raja Energy & Mobility Ltd.	7,002	65,331
Amber Enterprises India Ltd.(1)	859	68,831
Ambika Cotton Mills Ltd.	30	523
Anand Rathi Wealth Ltd.	1,106	40,175
Anant Raj Ltd.	6,179	33,427
Andhra Paper Ltd.	1,875	1,250
Andhra Sugars Ltd.	371	349
Apcotex Industries Ltd.	9	45
Apex Frozen Foods Ltd.	40	179
APL Apollo Tubes Ltd.	2,941	56,679
Apollo Hospitals Enterprise Ltd.	1,469	126,393
Apollo Pipes Ltd.	3,561	19,099
Apollo Tyres Ltd.	14,819	61,497
Aptech Ltd.	2,258	2,438
Aptus Value Housing Finance India Ltd.	7,719	21,126
Arman Financial Services Ltd.(1)	924	16,397
Arvind Fashions Ltd.	6,392	31,031
Arvind Ltd.	10,599	52,760
Asahi India Glass Ltd.	3,494	33,194
Ashapura Minechem Ltd.	143	1,111
Ashok Leyland Ltd.	163,981	268,225
Asian Granito India Ltd.(1)	544	351
Asian Paints Ltd.	7,903	222,343
Associated Alcohols & Breweries Ltd.	285	2,516
Aster DM Healthcare Ltd.	20,702	158,630
Astra Microwave Products Ltd.	1,301	19,209
Astral Ltd.	914	15,169
AstraZeneca Pharma India Ltd.	197	17,883
AU Small Finance Bank Ltd.	14,720	152,519
AurionPro Solutions Ltd.	1,212	10,151
Aurobindo Pharma Ltd.	9,075	136,194
Avadh Sugar & Energy Ltd.	127	598
Avenue Supermarts Ltd.(1)	552	23,521
AvenuesAI Ltd.(1)	13,216	1,933
Awfis Space Solutions Ltd.(1)	3,413	11,775

Axis Bank Ltd., GDR	9,508	639,470
Bajaj Auto Ltd.	1,263	138,995
Bajaj Consumer Care Ltd.(1)	4,128	24,014
Bajaj Finance Ltd.(1)	43,761	418,449
Bajaj Finserv Ltd.	4,203	78,876
Bajaj Healthcare Ltd.	2,301	7,316
Bajaj Hindusthan Sugar Ltd.(1)	81,563	15,765
Bajel Projects Ltd.(1)	1,643	3,387
Balaji Amines Ltd.	542	10,133
Balaji Telefilms Ltd.(1)	116	110
Balkrishna Industries Ltd.	1,492	34,627
Balrampur Chini Mills Ltd.	7,692	41,663
Banco Products India Ltd.	461	3,183
Bandhan Bank Ltd.	44,039	96,485
Bank of Baroda	28,452	80,368
BASF India Ltd.	271	9,695
Bata India Ltd.	2,119	14,917
Bayer CropScience Ltd.	750	35,644
BEML Ltd.	2,660	48,260
Berger Paints India Ltd.	1,530	8,063
Best Agrolife Ltd.	6,285	1,078
BF Utilities Ltd.(1)	24	144
Bhansali Engineering Polymers Ltd.	10,475	10,526
Bharat Bijlee Ltd.	971	28,471
Bharat Electronics Ltd.	111,263	480,717
Bharat Forge Ltd.	6,564	135,080
Bharat Heavy Electricals Ltd.	28,271	124,025
Bharat Rasayan Ltd.	36	550
Biocon Ltd.	5,335	24,063
BirlaNu Ltd.	34	479
Birlasoft Ltd.	5,461	18,363
BLS International Services Ltd.	2,730	7,506
Blue Dart Express Ltd.	360	17,964
Blue Star Ltd.	620	10,393
Bluspring Enterprises Ltd.(1)	2,161	1,802
Bodal Chemicals Ltd.(1)	231	172
Bombay Dyeing & Manufacturing Co. Ltd.	8,414	11,231
Brigade Enterprises Ltd.	4,478	30,743
Brightcom Group Ltd.(1)	76,861	8,438
Britannia Industries Ltd.	1,964	107,596
BSE Ltd.(1)	12,013	524,033
Butterfly Gandhimathi Appliances Ltd.(1)	2	14
Camlin Fine Sciences Ltd.(1)	1,734	2,231
Can Fin Homes Ltd.	4,319	37,719
Canara Bank	71,303	98,165
Cantabil Retail India Ltd.	55	122
Capacit'e Infraprojects Ltd.(1)	1,314	3,135
Caplin Point Laboratories Ltd.	162	3,450
Carborundum Universal Ltd.	2,547	27,560
Care Ratings Ltd.	319	5,429
Carysil Ltd.	145	1,647
Ceat Ltd.	2,371	80,851
Cemindia Projects Ltd.	7,898	88,944
Central Depository Services India Ltd.	2,495	32,671
Centum Electronics Ltd.	727	26,663

Century Enka Ltd.	40	205
Century Plyboards India Ltd.	2,335	18,990
Cera Sanitaryware Ltd.	121	7,091
CG Power & Industrial Solutions Ltd.	1,647	15,917
Chalet Hotels Ltd.	3,255	26,869
Chemcon Speciality Chemicals Ltd.	474	930
Cholamandalam Financial Holdings Ltd.	1,240	20,648
Cholamandalam Investment & Finance Co. Ltd.	13,350	215,940
CIE Automotive India Ltd.	6,110	28,698
Cipla Ltd.	7,452	109,866
City Union Bank Ltd.	28,874	77,662
CMS Info Systems Ltd.	17,928	57,444
Cochin Shipyard Ltd.	8,267	127,656
Coffee Day Enterprises Ltd.(1)	3,695	1,351
Coforge Ltd.	2,496	37,443
Coforge Ltd.(1)	568	8,501
Cohance Lifesciences Ltd.(1)	2,202	9,999
Colgate-Palmolive India Ltd.	2,525	54,744
Computer Age Management Services Ltd.	9,992	83,207
Confidence Petroleum India Ltd.	5,136	3,665
Coromandel International Ltd.	3,801	70,141
Cosmo First Ltd.	1,971	15,105
Craftsman Automation Ltd.	421	40,178
CreditAccess Grameen Ltd.(1)	6,474	88,355
CRISIL Ltd.	399	16,572
Crompton Greaves Consumer Electricals Ltd.	10,526	31,136
CSB Bank Ltd.(1)	5,325	19,778
Cummins India Ltd.	958	59,289
Cyient Ltd.	2,097	20,075
Dabur India Ltd.	6,083	28,386
Dalmia Bharat Refractories Ltd.(1)	3	—
Dalmia Bharat Sugar & Industries Ltd.	176	629
Datamatics Global Services Ltd.	138	1,114
DB Corp. Ltd.	3,495	7,548
DCB Bank Ltd.	4,946	9,120
DCM Shriram Ltd.	2,490	27,166
DCW Ltd.	23,865	11,798
Deepak Nitrite Ltd.	1,139	20,179
DEN Networks Ltd.(1)	481	140
Devyani International Ltd.(1)	13,765	16,699
Digitide Solutions Ltd.(1)	2,161	1,964
Dish TV India Ltd.(1)	43,324	1,464
Dishman Carbogen Amcis Ltd.(1)	1,053	2,157
Divi's Laboratories Ltd.	1,034	72,541
Dixon Technologies India Ltd.	307	37,220
DLF Ltd.	5,848	36,339
D-Link India Ltd.	647	3,158
Dollar Industries Ltd.	80	224
Dr. Lal PathLabs Ltd.	2,779	46,978
Dr. Reddy's Laboratories Ltd., ADR(2)	6,470	88,186
Dredging Corp. of India Ltd.(1)	199	2,430
eClerx Services Ltd.	3,299	52,394
Edelweiss Financial Services Ltd.	20,268	24,056
Eicher Motors Ltd.	1,446	109,188
EIH Ltd.	281	876

Elecon Engineering Co. Ltd.	6,654	35,691
Elgi Equipments Ltd.	12,106	73,015
Emami Ltd.	10,899	45,775
Embassy Developments Ltd.(1)	10,505	6,668
Endurance Technologies Ltd.	1,868	53,505
Engineers India Ltd.	8,267	20,188
Epack Durable Ltd.(1)	5,005	11,936
Epigral Ltd.	1,093	13,350
EPL Ltd.	16,271	36,619
Equitas Small Finance Bank Ltd.(1)	10,360	7,653
Escorts Kubota Ltd.	589	17,739
Eternal Ltd.(1)	38,018	100,196
Eveready Industries India Ltd.	4,637	15,423
Everest Industries Ltd.	196	785
Everest Kanto Cylinder Ltd.	75	93
Excel Industries Ltd.	24	234
Exide Industries Ltd.	14,439	58,760
Fairchem Organics Ltd.	46	298
FDC Ltd.	1,017	4,334
Federal Bank Ltd.	59,695	181,460
FIEM Industries Ltd.	1,002	23,652
Filatex India Ltd.	32,934	15,844
Fine Organic Industries Ltd.	377	18,362
Finolex Cables Ltd.	6,083	72,786
Finolex Industries Ltd.	12,305	24,144
Firstsource Solutions Ltd.	332	918
Five-Star Business Finance Ltd.	9,720	45,538
Force Motors Ltd.	544	111,380
Fortis Healthcare Ltd.	3,119	30,469
Fusion Finance Ltd.(1)	8,396	15,770
Gabriel India Ltd.	5,665	65,551
Galaxy Surfactants Ltd.	65	1,228
Ganesh Housing Ltd.	109	809
Ganesha Ecosphere Ltd.	327	3,179
Garden Reach Shipbuilders & Engineers Ltd.	1,194	33,355
Garware Hi-Tech Films Ltd.	1,181	76,002
Gateway Distriparks Ltd.	19,885	11,715
Genus Power Infrastructures Ltd.	942	3,107
Geojit Financial Services Ltd.	339	260
GHCL Textiles Ltd.	2,488	2,509
GIC Housing Finance Ltd.	2,493	3,910
Gillette India Ltd.	233	19,661
GlaxoSmithKline Pharmaceuticals Ltd.	800	18,606
Glenmark Pharmaceuticals Ltd.	10,101	241,798
Global Health Ltd.	1,672	20,918
Globus Spirits Ltd.	434	3,949
GMM Pfaudler Ltd.	3,106	25,047
GMR Airports Ltd.(1)	31,512	33,284
GNA Axles Ltd.	138	538
Godrej Consumer Products Ltd.	1,885	20,413
Godrej Properties Ltd.(1)	986	18,292
Gokaldas Exports Ltd.(1)	3,049	22,151
Gokul Agro Resources Ltd.(1)	10,667	25,731
Goodluck India Ltd.	231	3,148
Greenply Industries Ltd.	546	1,426

GTL Infrastructure Ltd.(1)	37,531	561
Gufic Biosciences Ltd.	77	271
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,509	23,924
Gujarat Pipavav Port Ltd.	15,666	25,942
Gulshan Chemfill Ltd.(1)	157	45
Hathway Cable & Datacom Ltd.(1)	5,258	597
Havells India Ltd.	2,293	28,409
HBL Engineering Ltd.	5,790	50,192
HCL Technologies Ltd.	15,894	198,571
HDFC Asset Management Co. Ltd.	5,908	166,261
HDFC Bank Ltd.	109,917	861,638
HDFC Life Insurance Co. Ltd.	5,721	35,816
HealthCare Global Enterprises Ltd.(1)	1,599	10,728
HEG Ltd.	4,579	27,334
Hero MotoCorp Ltd.	6,204	320,030
HFCL Ltd.	11,203	21,220
HG Infra Engineering Ltd.	1,134	6,950
Himadri Speciality Chemical Ltd., ADR	10,859	69,291
Himatsingka Seide Ltd.	231	188
Hinduja Global Solutions Ltd.(1)	241	1,048
Hindustan Aeronautics Ltd.	4,733	214,348
Hindustan Oil Exploration Co. Ltd.(1)	687	1,163
Hindustan Unilever Ltd.	9,586	217,195
Hindware Home Innovation Ltd.(1)	2,181	5,138
Hitachi Energy India Ltd.	14	5,663
Honda India Power Products Ltd.	209	5,204
Hubtown Ltd.(1)	5,143	11,104
ICICI Bank Ltd.	14,456	191,097
ICICI Bank Ltd., ADR	41,567	1,090,302
ICICI Lombard General Insurance Co. Ltd.	2,602	49,075
ICICI Prudential Life Insurance Co. Ltd.	1,582	8,389
IDFC First Bank Ltd.	135,670	101,775
IFCI Ltd.(1)	33,486	24,147
IIFL Capital Services Ltd.	17,671	63,464
IIFL Finance Ltd.	21,242	104,346
India Glycols Ltd.	3,106	31,875
IndiaMart InterMesh Ltd.	2,588	54,895
Indian Energy Exchange Ltd.	21,547	29,118
Indian Hotels Co. Ltd.	9,404	64,758
Indian Metals & Ferro Alloys Ltd.	35	533
Indian Railway Catering & Tourism Corp. Ltd.	1,720	9,225
Indo Count Industries Ltd.	5,972	19,589
Indo Rama Synthetics India Ltd.	481	208
IndoStar Capital Finance Ltd.(1)	5,181	12,895
Indraprastha Medical Corp. Ltd.	1,432	5,731
IndusInd Bank Ltd.(1)	25,287	243,228
Info Edge India Ltd.	4,907	51,366
Infosys Ltd., ADR	42,801	541,433
Ingersoll Rand India Ltd.	118	5,406
Inox Wind Ltd.(1)	5,270	5,156
Insecticides India Ltd.	135	1,045
Intellect Design Arena Ltd.	2,922	22,096
IOL Chemicals & Pharmaceuticals Ltd.	1,290	1,749
ION Exchange India Ltd.	1,470	5,597
Ipca Laboratories Ltd.	3,566	57,199

IRB Infrastructure Developers Ltd.	63,196	14,101
ISGEC Heavy Engineering Ltd.	33	323
Jai Corp. Ltd.	1,548	1,889
Jain Irrigation Systems Ltd.(1)	8,727	2,741
Jammu & Kashmir Bank Ltd.	38,758	57,268
Jamna Auto Industries Ltd.	27,896	37,463
Jana Small Finance Bank Ltd.(1)	3,500	18,246
JB Chemicals & Pharmaceuticals Ltd.	2,513	57,314
Jindal Poly Films Ltd.	165	1,179
Jio Financial Services Ltd.	41,787	105,085
JK Tyre & Industries Ltd.	6,899	29,590
JM Financial Ltd.	23,843	32,697
Jubilant Foodworks Ltd.	5,365	24,154
Jubilant Pharmova Ltd.	2,724	28,513
Just Dial Ltd.(1)	2,151	11,876
Jyothy Labs Ltd.	831	1,786
Kansai Nerolac Paints Ltd.	8,389	19,250
Karnataka Bank Ltd.	12,460	35,333
Karur Vysya Bank Ltd.	41,095	124,843
KCP Ltd.	7,300	12,640
KEC International Ltd.	6,402	33,710
KEI Industries Ltd.	970	53,766
Kellton Tech Solutions Ltd.(1)	595	104
Kennametal India Ltd.	93	2,847
Kiri Industries Ltd.(1)	1,143	4,956
Kirloskar Brothers Ltd.	1,708	29,348
Kirloskar Oil Engines Ltd.	5,587	113,392
Kitex Garments Ltd.	903	1,530
Kolte-Patil Developers Ltd.(1)	1,063	4,102
Kotak Mahindra Bank Ltd.	116,599	471,404
KPI Green Energy Ltd.	2,358	10,445
KPIT Technologies Ltd.	3,690	30,011
KPR Mill Ltd.	1,319	13,404
KRBL Ltd.	4,113	15,133
Krishna Institute of Medical Sciences Ltd.(1)	7,855	62,699
KRN Heat Exchanger & Refrigeration Ltd.(1)	1,894	22,062
KSB Ltd.	825	6,858
Kwality Wall's India Ltd.(1)	9,774	2,777
LA Opala RG Ltd.	598	1,128
Lemon Tree Hotels Ltd.(1)	409	490
LG Balakrishnan & Bros Ltd.	984	15,663
LIC Housing Finance Ltd.	21,685	121,647
Lodha Developers Ltd.	2,311	22,810
Lumax Auto Technologies Ltd.	732	13,287
Lupin Ltd.	6,741	160,759
LUX Industries Ltd.	48	698
Maharashtra Scooters Ltd.	179	24,039
Mahindra & Mahindra Financial Services Ltd.	29,206	93,268
Mahindra & Mahindra Ltd.	16,675	534,242
Mahindra Holidays & Resorts India Ltd.(1)	1,372	3,152
Mahindra Lifespace Developers Ltd.	302	1,057
Mahindra Logistics Ltd.	6,546	23,566
Maithan Alloys Ltd.	69	744
Man Industries India Ltd.(1)	316	1,664
Manali Petrochemicals Ltd.	1,472	929

Manappuram Finance Ltd.	51,354	175,961
Marico Ltd.	5,018	43,382
Maruti Suzuki India Ltd.	2,285	315,543
MAS Financial Services Ltd.	6,145	19,985
Mastek Ltd.	113	1,940
Max Financial Services Ltd.(1)	7,072	124,595
Max Healthcare Institute Ltd.	3,221	32,711
Mayur Uniquoters Ltd.	1,297	10,293
Mazagon Dock Shipbuilders Ltd.	1,722	44,507
Meghmani Organics Ltd.(1)	1,526	783
Metropolis Healthcare Ltd.	1,872	10,935
Minda Corp. Ltd.	5,159	33,895
Mirza International Ltd.(1)	663	225
Mishra Dhatu Nigam Ltd.	621	2,749
Mold-Tek Packaging Ltd.	61	451
Monte Carlo Fashions Ltd.	87	507
Motherson Sumi Wiring India Ltd.	145,557	59,664
Motilal Oswal Financial Services Ltd.	3,728	34,493
Mphasis Ltd.	4,738	113,462
MRF Ltd.	49	63,630
MSTC Ltd.	182	843
Multi Commodity Exchange of India Ltd.	5,595	174,096
Muthoot Finance Ltd.	5,381	189,527
Narayana Hrudayalaya Ltd.	4,268	85,062
Natco Pharma Ltd.	3,355	35,857
National Fertilizers Ltd.	712	569
Navkar Corp. Ltd.(1)	1,587	1,585
Navneet Education Ltd.	1,113	1,661
NELCO Ltd.	265	1,917
NESCO Ltd.	779	9,617
Nestle India Ltd.	8,142	121,756
Network18 Media & Investments Ltd.(1)	64,809	21,284
Neuland Laboratories Ltd.	563	101,212
Newgen Software Technologies Ltd.	262	1,221
NHPC Ltd.	51,531	42,774
NIIT Learning Systems Ltd.	4,357	9,502
NIIT Ltd.	525	375
Nippon Life India Asset Management Ltd.	5,288	61,205
Nuvama Wealth Management Ltd.	5,714	93,499
Oberoi Realty Ltd.	2,365	42,485
Olectra Greentech Ltd.	242	3,007
Omaxe Ltd.(1)	298	236
One 97 Communications Ltd.(1)	6,461	76,111
Onesource Specialty Pharma Ltd.(1)	1,868	35,867
OnMobile Global Ltd.(1)	473	255
Optiemus Infracom Ltd.(1)	173	739
Oracle Financial Services Software Ltd.	776	81,520
Orient Electric Ltd.	8,140	16,139
Orient Paper & Industries Ltd.(1)	2,680	512
Page Industries Ltd.	218	87,608
Paisalo Digital Ltd.	31,562	17,136
Panama Petrochem Ltd.	251	868
Patel Engineering Ltd.(1)	22,887	6,622
PB Fintech Ltd.(1)	1,415	25,344
PC Jeweller Ltd.(1)	30,550	3,086

PDS Ltd.	771	2,451
Pearl Global Industries Ltd.	1,590	27,636
Pennar Industries Ltd.(1)	6,819	11,706
Persistent Systems Ltd.	2,202	120,558
PG Electroplast Ltd.	560	2,844
Phoenix Mills Ltd.	2,286	42,608
PI Industries Ltd.	2,638	77,031
Pidilite Industries Ltd.	1,606	25,089
Piramal Finance Ltd.(1)	4,812	97,560
Piramal Pharma Ltd.	12,559	22,832
Pitti Engineering Ltd.	2,236	21,993
PNB Housing Finance Ltd.	4,528	49,075
Pokarna Ltd.	1,018	8,580
Polycab India Ltd.	286	28,528
Polyplex Corp. Ltd.	991	9,670
Pondy Oxides & Chemicals Ltd.	1,854	25,060
Poonawalla Fincorp Ltd.(1)	9,647	38,858
Power Finance Corp. Ltd.	53,508	241,267
Power Grid Corp. of India Ltd.	105,124	321,449
Power Mech Projects Ltd.	616	16,186
Praj Industries Ltd.	5,232	19,429
Prakash Industries Ltd.	8,059	12,565
Prestige Estates Projects Ltd.	1,612	23,225
Pricol Ltd.	4,014	23,723
Prince Pipes & Fittings Ltd.	312	861
Procter & Gamble Health Ltd.	2	127
PSP Projects Ltd.(1)	400	3,603
PVR Inox Ltd.(1)	2,796	28,324
Quess Corp. Ltd.	7,252	15,954
Radico Khaitan Ltd.	866	32,075
Railtel Corp. of India Ltd.	8,959	29,716
Rainbow Children's Medicare Ltd.	2,314	33,585
Rajesh Exports Ltd.(1)	1,830	2,279
Rallis India Ltd.	2,626	6,712
Ramco Systems Ltd.(1)	27	129
Ramky Infrastructure Ltd.(1)	3,646	17,163
Raymond Lifestyle Ltd.(1)	1,248	9,273
Raymond Ltd.(1)	1,561	8,874
Raymond Realty Ltd.(1)	1,561	9,221
RBL Bank Ltd.	38,825	141,032
REC Ltd.	60,787	215,980
Redington Ltd.	20,698	48,913
Redtape Ltd.	2,652	3,894
Relaxo Footwears Ltd.	4,554	16,550
Reliance Industrial Infrastructure Ltd.	30	237
Religare Enterprises Ltd.(1)	7,206	18,013
Repco Home Finance Ltd.	5,814	23,469
Restaurant Brands Asia Ltd.(1)	5,972	4,315
Rico Auto Industries Ltd.	5,876	7,358
RITES Ltd.	5,048	10,741
RPG Life Sciences Ltd.	383	8,967
RSWM Ltd.(1)	288	534
Rupa & Co. Ltd.	235	382
Safari Industries India Ltd.	472	7,469
Saksoft Ltd.	653	985

SAMHI Hotels Ltd.(1)	16,635	28,927
Sammaan Capital Ltd.(1)	31,531	58,785
Samvardhana Motherson International Ltd.	175,378	268,802
Sandhar Technologies Ltd.	2,807	19,922
Sanghvi Movers Ltd.	3,320	12,715
Sanofi India Ltd.	283	9,225
Sansera Engineering Ltd.	2,407	72,410
Sapphire Foods India Ltd.(1)	8,456	16,090
Satia Industries Ltd.	1,711	1,035
Satin Creditcare Network Ltd.(1)	3,993	9,149
SBFC Finance Ltd.(1)	38,145	37,887
SBI Cards & Payment Services Ltd.	4,415	29,009
SBI Life Insurance Co. Ltd.	2,241	43,170
Schaeffler India Ltd.	307	13,322
Schneider Electric Infrastructure Ltd.(1)	1,980	27,273
SEAMEC Ltd.(1)	1,110	18,859
Seshasayee Paper & Boards Ltd.	951	2,335
Shakti Pumps India Ltd.	294	1,625
Shankara Building Products Ltd.	97	124
Shankara Buildpro Ltd.(1)	97	1,189
Shanthi Gears Ltd.	393	1,822
Shipping Corp. of India Land & Assets Ltd.	3,065	1,466
Shoppers Stop Ltd.(1)	706	2,632
Shriram Finance Ltd.	59,432	592,430
Shriram Pistons & Rings Ltd.	1,362	48,577
Siemens Energy India Ltd.	499	20,338
Siemens Ltd.(1)	1,470	59,454
Siyaram Silk Mills Ltd.	139	839
SJS Enterprises Ltd.	1,288	28,490
SKF India Industrial Ltd.(1)	1,472	33,498
SKF India Ltd.	981	16,924
Sobha Ltd.	1,467	21,894
Som Distilleries & Breweries Ltd.(1)	1,480	1,328
Sona Blw Precision Forgings Ltd.	2,403	15,348
Sonata Software Ltd.	13	36
South Indian Bank Ltd.	16,624	7,244
Southern Petrochemical Industries Corp. Ltd.	22,193	16,143
Spandana Sphoorty Financial Ltd.(1)	269	712
Spandana Sphoorty Financial Ltd.(1)	65	84
Speciality Restaurants Ltd.	716	835
SRF Ltd.	893	25,505
State Bank of India, GDR	2,808	284,557
Steel Strips Wheels Ltd.	1,280	2,718
Sterlite Technologies Ltd.(1)	1,461	8,248
STL Networks Ltd.(1)	1,461	467
Stove Kraft Ltd.	129	832
Strides Pharma Science Ltd.	3,755	43,921
Sudarshan Chemical Industries Ltd.	2,186	21,583
Sumitomo Chemical India Ltd.	255	1,346
Sun Pharmaceutical Industries Ltd.	11,527	218,158
Sun TV Network Ltd.	8,279	43,714
Sundaram Finance Ltd.	138	6,086
Sundram Fasteners Ltd.	1,507	13,644
Sunflag Iron & Steel Co. Ltd.	4,345	17,086
Sunteck Realty Ltd.	4,389	13,196

Suprajit Engineering Ltd.	837	4,022
Supreme Industries Ltd.	1,844	68,868
Supreme Petrochem Ltd.	3,446	24,157
Suzlon Energy Ltd.(1)	65,532	39,285
Swaraj Engines Ltd.	600	24,179
Syngene International Ltd.	6,238	29,012
Tamil Nadu Newsprint & Papers Ltd.	2,474	3,867
Tamilnad Mercantile Bank Ltd.	3,100	22,571
Tamilnadu Petroproducts Ltd.	713	667
Tanla Platforms Ltd.	5,187	28,655
Tata Communications Ltd.	3,337	69,028
Tata Consultancy Services Ltd.	9,642	229,373
Tata Consumer Products Ltd.	1,886	23,396
Tata Elxsi Ltd.	1,129	51,047
Tata Investment Corp. Ltd.	4,053	29,418
Tata Motors Ltd./new(1)	7,541	30,105
Tata Motors Passenger Vehicles Ltd.	7,121	29,507
Tata Technologies Ltd.	3,015	22,414
Tata Teleservices Maharashtra Ltd.(1)	1,227	553
TCI Express Ltd.	160	827
TeamLease Services Ltd.(1)	66	960
Tech Mahindra Ltd.	11,287	176,578
Technocraft Industries India Ltd.	45	1,166
Tejas Networks Ltd.	62	340
Texmaco Rail & Engineering Ltd.	4,065	4,465
Thanga Mayil Jewellery Ltd.	698	30,882
Thermax Ltd.	827	43,414
Thirumalai Chemicals Ltd.(1)	663	1,432
Thomas Cook India Ltd.	9,872	9,434
Thyrocare Technologies Ltd.	951	5,065
Time Technoplast Ltd.	8,010	14,714
Timken India Ltd.	948	36,237
Tips Music Ltd.	2,580	18,008
Titagarh Rail System Ltd.	4,155	36,104
Titan Co. Ltd.	1,807	77,445
Torrent Pharmaceuticals Ltd.	1,521	70,605
Tourism Finance Corp. of India Ltd.	44,800	34,438
TransIndia Real Estate Ltd.(1)	3,177	855
Transport Corp. of India Ltd.	729	7,057
Trent Ltd.	1,755	77,972
Triveni Turbine Ltd.	2,044	15,966
TSF Investments Ltd.	5,271	22,673
TTK Prestige Ltd.	440	2,499
Tube Investments of India Ltd.	857	28,325
TV Today Network Ltd.	140	170
TVS Motor Co. Ltd.	1,206	42,588
TVS Motor Co. Ltd., Preference Shares(1)	4,824	526
TVS Srichakra Ltd.	149	6,083
TVS Supply Chain Solutions Ltd.(1)	13,217	16,299
Uflex Ltd.	2,752	12,280
Ugar Sugar Works Ltd.(1)	5,572	2,426
Ujjivan Small Finance Bank Ltd.(1)	103,405	59,221
Unichem Laboratories Ltd.(1)	1,194	4,389
Union Bank of India Ltd.	47,643	84,166
United Spirits Ltd.	3,824	51,099

UNO Minda Ltd.	1,747	20,247
UPL Ltd.	18,760	127,288
UTI Asset Management Co. Ltd.	2,118	20,970
VA Tech Wabag Ltd.	485	7,796
Vadilal Industries Ltd.	363	18,498
Vaibhav Global Ltd.	295	691
Valiant Organics Ltd.(1)	107	334
Valor Estate Ltd.(1)	7,177	9,067
Vardhman Textiles Ltd.	4,955	30,070
Varroc Engineering Ltd.	1,311	7,800
Varun Beverages Ltd.	13,850	76,918
Vedant Fashions Ltd.	1,119	4,808
Venky's India Ltd.	65	995
Vijaya Diagnostic Centre Ltd.	1,655	22,780
Vinati Organics Ltd.	1,041	14,253
VIP Industries Ltd.(1)	2,951	9,297
Visaka Industries Ltd.	1,090	831
Vishnu Chemicals Ltd.	520	3,167
Viyash Scientific Ltd.(1)	193	532
VL E-Governance & IT Solutions Ltd.(1)	1,063	161
V-Mart Retail Ltd.(1)	2,464	17,286
Voltamp Transformers Ltd.	388	38,792
Voltas Ltd.	1,427	18,705
VRL Logistics Ltd.	8,491	20,883
Welspun Corp. Ltd.	5,887	85,233
Welspun Enterprises Ltd.	4,869	26,495
Welspun Living Ltd.	11,785	17,091
Westlife Foodworld Ltd.	3,202	15,154
Whirlpool of India Ltd.	1,709	14,797
Windlas Biotech Ltd.	412	3,611
Wipro Ltd., ADR(2)	27,298	64,423
Wonderla Holidays Ltd.	85	425
Yes Bank Ltd.(1)	340,689	83,000
Zee Entertainment Enterprises Ltd.	44,045	43,134
Zee Media Corp. Ltd.(1)	1,302	115
Zen Technologies Ltd.	88	1,543
Zensar Technologies Ltd.	3,573	18,609
Zydus Lifesciences Ltd.	9,743	110,417
		26,283,772
Indonesia — 0.8%
Adaro Andalan Indonesia PT	98,700	46,492
Adi Sarana Armada Tbk. PT	31,200	1,117
Aspirasi Hidup Indonesia Tbk. PT	344,400	6,705
Astra Otoparts Tbk. PT	60,000	8,495
Bank BTPN Syariah Tbk. PT	182,600	9,510
Bank Central Asia Tbk. PT	570,900	182,427
Bank Jago Tbk. PT(1)	5,600	370
Bank KB Indonesia Tbk. PT(1)	53,500	164
Bank Mandiri Persero Tbk. PT	794,100	181,330
Bank Negara Indonesia Persero Tbk. PT	339,700	70,300
Bank Pan Indonesia Tbk. PT	102,300	5,415
Bank Pembangunan Daerah Jawa Timur Tbk. PT	51,800	1,508
Bank Rakyat Indonesia Persero Tbk. PT	1,251,100	206,712
Bank Tabungan Negara Persero Tbk. PT(1)	508,978	36,174
BFI Finance Indonesia Tbk. PT	478,200	18,462

Blue Bird Tbk. PT	34,100	2,969
Buana Lintas Lautan Tbk. PT(1)	252,700	5,460
Bukalapak.com Tbk. PT(1)	1,645,600	11,226
Bumi Serpong Damai Tbk. PT(1)	241,900	8,532
Chandra Asri Pacific Tbk. PT	20,000	2,005
Ciputra Development Tbk. PT	474,200	17,127
Cisarua Mountain Dairy Tbk. PT	66,900	18,098
Clipan Finance Indonesia Tbk. PT	269,900	5,108
Darma Henwa Tbk. PT(1)	2,674,700	49,954
Dharma Polimetal Tbk. PT	119,500	6,519
Elang Mahkota Teknologi Tbk. PT	644,500	22,194
Erajaya Swasembada Tbk. PT	297,600	6,225
Gajah Tunggal Tbk. PT	178,800	12,159
Global Mediacom Tbk. PT(1)	386,500	2,704
GoTo Gojek Tokopedia Tbk. PT(1)	1,362,400	3,817
Indosat Tbk. PT	99,700	12,056
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	377,600	8,125
Jasa Marga Persero Tbk. PT(1)	126,100	21,244
Kalbe Farma Tbk. PT	475,000	20,475
Kawasan Industri Jababeka Tbk. PT	1,775,800	12,329
Kencana Energi Lestari Tbk. PT	63,800	3,051
Kino Indonesia Tbk. PT	3,600	232
Lippo Cikarang Tbk. PT(1)	18,200	509
Lippo Karawaci Tbk. PT(1)	202,300	781
Map Aktif Adiperkasa PT	983,900	35,275
Mark Dynamics Indonesia Tbk. PT	12,200	543
MD Entertainment Tbk. PT(1)	17,940	2,162
MDS Retailing Tbk. PT	210,000	18,800
Media Nusantara Citra Tbk. PT(1)	758,200	8,998
Medikaloka Hermina Tbk. PT	253,500	13,399
Mitra Adiperkasa Tbk. PT	684,600	57,268
Mitra Keluarga Karyasehat Tbk. PT	57,100	5,171
Mitra Pinasthika Mustika Tbk. PT	31,300	1,987
Pakuwon Jati Tbk. PT	277,900	4,508
Panin Financial Tbk. PT(1)	439,600	5,852
Petrosea Tbk. PT(1)	200,200	52,294
Puradelta Lestari Tbk. PT(1)	99,400	868
Samator Indo Gas Tbk. PT	20,100	3,079
Samudera Indonesia Tbk. PT	316,500	5,318
Sarana Menara Nusantara Tbk. PT	739,200	15,708
Sariguna Primatirta Tbk. PT	189,700	4,125
Steel Pipe Industry of Indonesia PT	17,900	422
Sumber Alfaria Trijaya Tbk. PT	107,000	6,882
Summarecon Agung Tbk. PT	560,500	8,973
Surya Citra Media Tbk. PT	1,343,700	17,014
Telkom Indonesia Persero Tbk. PT, ADR	17,740	291,291
Temas Tbk. PT(1)	291,400	1,924
Tower Bersama Infrastructure Tbk. PT	36,800	3,139
Unilever Indonesia Tbk. PT	123,600	11,826
Wijaya Karya Persero Tbk. PT(1)	131,100	—
XLSMART Telecom Sejahtera Tbk. PT	380,200	60,239
		1,665,145
Kuwait — 0.0%
National Bank of Kuwait SAKP	6,158	16,920

Malaysia — 1.3%
Aeon Co. M Bhd.	42,800	11,436
AEON Credit Service M Bhd.	1,000	1,504
AFFIN Bank Bhd.	28,283	16,980
Alliance Bank Malaysia Bhd.	38,882	45,802
AMMB Holdings Bhd.	101,200	165,315
Ann Joo Resources Bhd.(1)	300	42
Astro Malaysia Holdings Bhd.(1)	35,300	578
Axiata Group Bhd.	123,600	62,333
Bank Islam Malaysia Bhd.	22,800	12,648
Berjaya Food Bhd.(1)	31,108	1,528
Bermaz Auto Bhd.	2,400	556
Bursa Malaysia Bhd.	17,700	39,273
Carlsberg Brewery Malaysia Bhd.	2,500	10,832
CELCOMDIGI Bhd.	86,100	66,260
CIMB Group Holdings Bhd.	142,531	268,766
Cypark Resources Bhd.(1)	24,100	4,167
D&O Green Technologies Bhd.(1)	100	10
Dayang Enterprise Holdings Bhd.	5,400	2,450
DRB-Hicom Bhd.	1,700	463
Dufu Technology Corp. Bhd.	2,100	1,068
Eco World Development Group Bhd.	7,800	4,212
Ekovest Bhd.(1)	137,000	7,254
Fraser & Neave Holdings Bhd.	1,000	7,139
Frontken Corp. Bhd.	13,400	16,562
Gamuda Bhd.	108,357	114,853
Greatech Technology Bhd.(1)	2,200	1,493
Hartalega Holdings Bhd.	61,400	19,534
Heineken Malaysia Bhd.	6,200	32,037
Hengyuan Refining Co. Bhd.(1)	10,600	3,339
Hiap Teck Venture Bhd.	7,600	546
Hong Leong Bank Bhd.	11,100	58,434
Hong Leong Capital Bhd.	600	495
Hong Leong Financial Group Bhd.	2,000	9,275
IHH Healthcare Bhd.	23,300	52,962
Inari Amertron Bhd.	24,900	14,715
IOI Properties Group Bhd.	51,400	54,454
Iskandar Waterfront City Bhd.(1)	76,500	4,256
Johor Plantations Group Bhd.	85,500	35,142
Kelington Group Bhd.	36,000	69,303
Kossan Rubber Industries Bhd.	59,000	18,773
KPJ Healthcare Bhd.	83,600	67,685
KSL Holdings Bhd.	26,375	20,607
Lingkaran Trans Kota Holdings Bhd.(1)	10,400	10
Lotte Chemical Titan Holding Bhd.(1)	2,000	189
Mah Sing Group Bhd.	102,000	25,465
Malayan Banking Bhd.	76,000	203,957
Malaysian Pacific Industries Bhd.	7,300	90,340
Malaysian Resources Corp. Bhd.	70,200	5,755
Maxis Bhd.	30,400	28,454
MBSB Bhd.	55,700	9,278
Mieco Chipboard Bhd.(1)	700	115
Mr. DIY Group M Bhd.	133,000	52,971
Nationgate Holdings Bhd.	22,800	5,063
Nestle Malaysia Bhd.	1,800	41,289

NEXG Bhd.(1)	150,000	10,612
Pecca Group Bhd.	32,400	11,688
Pentamaster Corp. Bhd.(1)	1,100	1,265
Perak Transit Bhd.	11,250	568
Petron Malaysia Refining & Marketing Bhd.	500	504
Press Metal Aluminium Holdings Bhd.	16,800	38,091
Public Bank Bhd.	151,600	180,108
Ranhill Utilities Bhd.(1)	90,125	46,641
RHB Bank Bhd.	62,914	130,278
Scientex Bhd.	3,300	3,105
Shin Yang Group Bhd.	22,500	4,342
Signature International Bhd.	3,300	1,131
Sime Darby Bhd.	135,600	71,070
Sime Darby Property Bhd.	170,100	63,881
Southern Cable Group Bhd.	38,200	19,966
SP Setia Bhd. Group	112,900	28,475
Sunway Bhd.	22,300	30,353
Sunway Healthcare Holdings Bhd., Class B(1)	2,350	1,049
Supermax Corp. Bhd.(1)	79,360	6,319
Swift Haulage Bhd.	2,100	212
Syarikat Takaful Malaysia Keluarga Bhd.	500	429
Telekom Malaysia Bhd.	21,300	39,762
TIME dotCom Bhd.	44,600	67,843
Top Glove Corp. Bhd.	32,000	6,503
UEM Sunrise Bhd.	56,400	8,044
Unisem M Bhd.	5,800	7,763
UWC Bhd.(1)	5,800	8,679
Velesto Energy Bhd.	661,600	50,802
ViTrox Corp. Bhd.	3,600	6,151
VS Industry Bhd.	163,296	8,446
Westports Holdings Bhd.	2,000	3,082
Zetrix Ai Bhd.	176,776	35,900
		2,681,029
Mexico — 1.7%
Alsea SAB de CV	14,866	45,609
America Movil SAB de CV, ADR	10,988	278,875
Arca Continental SAB de CV	3,690	47,887
Banco del Bajio SA	82,617	267,670
Becle SAB de CV(2)	2,239	1,840
Bolsa Mexicana de Valores SAB de CV	9,023	19,064
Coca-Cola Femsa SAB de CV	4,610	49,746
Corp. Inmobiliaria Vesta SAB de CV	33,533	117,444
Fomento Economico Mexicano SAB de CV, ADR	1,348	160,452
Genomma Lab Internacional SAB de CV, Class B	36,941	34,007
Gentera SAB de CV	109,981	271,892
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,448	145,263
Grupo Aeroportuario del Pacifico SAB de CV, ADR	867	204,872
Grupo Aeroportuario del Sureste SAB de CV, ADR	285	84,474
Grupo Bimbo SAB de CV, Series A(2)	9,261	31,885
Grupo Comercial Chedraui SA de CV	3,322	18,778
Grupo Financiero Banorte SAB de CV, Class O	57,040	594,286
Grupo Financiero Inbursa SAB de CV, Class O	22,754	56,698
Grupo Mexico SAB de CV, Series B	18,620	230,148
Grupo Televisa SAB, ADR(1)	24,400	64,904
Grupo Traxion SAB de CV(1)	22,332	13,512

Kimberly-Clark de Mexico SAB de CV, A Shares	47,281	104,723
La Comer SAB de CV	37,717	83,649
Megacable Holdings SAB de CV	23,725	80,903
Nemak SAB de CV(1)	148,482	30,233
Orbia Advance Corp. SAB de CV(1)	42,357	57,097
Promotora y Operadora de Infraestructura SAB de CV	8,918	143,592
Qualitas Controladora SAB de CV	7,998	80,686
Regional SAB de CV	200	1,551
Wal-Mart de Mexico SAB de CV	41,982	127,082
		3,448,822
Peru — 0.3%
Credicorp Ltd.	1,289	441,650
Intercorp Financial Services, Inc.	160	7,917
Southern Copper Corp.	1,297	248,085
		697,652
Philippines — 0.3%
Apex Mining Co., Inc.	183,100	49,236
Ayala Land, Inc.	118,200	27,959
Bank of the Philippine Islands	17,758	27,039
BDO Unibank, Inc.	44,706	82,721
Century Pacific Food, Inc.	32,600	13,863
Converge Information & Communications Technology Solutions, Inc.	74,100	13,223
Globe Telecom, Inc.	486	13,339
GT Capital Holdings, Inc.	3,500	27,261
International Container Terminal Services, Inc.	15,750	192,441
JG Summit Holdings, Inc.	67,500	30,585
Jollibee Foods Corp.	10,040	20,683
LT Group, Inc.	22,800	5,846
Manila Water Co., Inc.	61,500	38,965
Megaworld Corp.	433,000	14,614
Metropolitan Bank & Trust Co.	61,620	63,482
Monde Nissin Corp.	25,900	2,973
PLDT, Inc., ADR	1,171	21,301
Puregold Price Club, Inc.	38,200	27,894
Robinsons Land Corp.	51,000	13,499
Robinsons Retail Holdings, Inc.	840	630
Security Bank Corp.	3,640	3,665
SM Investments Corp.	1,320	12,303
SM Prime Holdings, Inc.	71,600	21,390
Wilcon Depot, Inc.	22,700	2,137
		727,049
Poland — 1.1%
Alior Bank SA	7,445	258,631
Allegro.eu SA(1)	4,584	43,890
AmRest Holdings SE	2,464	7,007
Asseco Poland SA	595	32,379
Bank Handlowy w Warszawie SA	1,363	47,381
Bank Millennium SA(1)	37,419	205,008
Bank Polska Kasa Opieki SA(1)	4,597	306,874
Benefit Systems SA(1)	130	157,741
Budimex SA	235	45,259
CD Projekt SA	754	48,301
Cyfrowy Polsat SA(1)	835	3,722
Diagnostyka SA	647	31,733
Dino Polska SA(1)	7,012	59,584

Erste Bank Polska SA	189	32,024
KRUK SA	222	25,104
LPP SA	21	130,436
mBank SA(1)	234	82,962
Modivo SA(1)	2,031	44,469
Orange Polska SA	56,217	251,729
Pepco Group NV	8,764	81,056
Powszechna Kasa Oszczednosci Bank Polski SA	8,775	249,059
Powszechny Zaklad Ubezpieczen SA	8,621	153,095
TEN Square Games SA	33	829
Text SA	463	5,427
Warsaw Stock Exchange	144	3,248
XTB SA	269	7,682
		2,314,630
Qatar — 0.0%
Qatar National Bank QPSC	3,928	19,231
Saudi Arabia — 0.4%
Al Rajhi Bank	4,132	73,069
Alinma Bank	14,720	94,786
Arab National Bank	14,039	78,888
Bank AlBilad	12,033	78,781
Banque Saudi Fransi	15,986	81,858
Riyad Bank	33,518	180,206
Saudi National Bank	8,087	86,039
Saudi Telecom Co.	7,138	83,472
		757,099
South Africa — 3.2%
Absa Group Ltd.	21,901	319,228
AECI Ltd.	10,571	80,534
Aspen Pharmacare Holdings Ltd.	11,487	102,202
Astral Foods Ltd.	159	2,428
AVI Ltd.	12,862	74,866
Bid Corp. Ltd.	3,342	83,926
Capitec Bank Holdings Ltd.	879	242,309
Clicks Group Ltd.	5,660	81,868
Coronation Fund Managers Ltd.	15,075	39,577
DataTec Ltd.	15,982	75,149
Dis-Chem Pharmacies Ltd.(2)	20,364	43,836
Discovery Ltd.	6,670	114,133
E Media Holdings Ltd.	7,222	913
FirstRand Ltd.	43,725	248,853
Fortress Real Estate Investments Ltd., Class B	35,919	52,884
Foschini Group Ltd.(2)	15,298	53,815
Gold Fields Ltd., ADR	14,339	571,552
Grindrod Ltd.	38,207	61,538
Impala Platinum Holdings Ltd.	23,292	331,922
Investec Ltd.	4,459	37,833
JSE Ltd.	2,821	26,813
Kumba Iron Ore Ltd.	1,935	38,773
Life Healthcare Group Holdings Ltd.	31,098	20,474
Merafe Resources Ltd.	31,115	2,407
Momentum Group Ltd.	80,296	178,905
Motus Holdings Ltd.	8,249	52,112
Mr. Price Group Ltd.(2)	3,024	29,117
MTN Group Ltd.	41,275	550,803

Naspers Ltd., N Shares	3,697	194,194
Nedbank Group Ltd.	10,608	169,670
NEPI Rockcastle NV(1)	17,526	153,390
Netcare Ltd.	77,313	84,216
Ninety One Ltd.	10,613	31,030
Northam Platinum Holdings Ltd.	9,772	190,156
Nutun Ltd.(1)	1,990	121
Oceana Group Ltd.	68	250
Old Mutual Ltd.	213,526	169,211
Omnia Holdings Ltd.	8,798	55,052
OUTsurance Group Ltd.	17,712	77,495
Pepkor Holdings Ltd.	15,189	20,174
Pick n Pay Stores Ltd.(1)(2)	9,471	10,869
PPC Ltd.	118,463	51,050
PSG Financial Services Ltd.	9,043	15,693
Raubex Group Ltd.	10,971	34,964
Remgro Ltd.	17,876	209,269
Reunert Ltd.	2,673	10,607
Sanlam Ltd.	21,345	113,023
Santam Ltd.	1,506	34,662
Sappi Ltd.(1)(2)	10,445	7,930
Shoprite Holdings Ltd.	8,227	144,550
Sibanye Stillwater Ltd., ADR	40,819	486,971
SPAR Group Ltd.(1)	9,913	29,886
Standard Bank Group Ltd.	18,645	360,550
Super Group Ltd.	35,454	36,781
Telkom SA SOC Ltd.	25,196	96,607
Tiger Brands Ltd.	4,600	78,898
Truworths International Ltd.	11,599	35,696
Valterra Platinum Ltd.	2,192	181,002
Vodacom Group Ltd.	13,238	124,208
Woolworths Holdings Ltd.	512	1,552
Zeda Ltd.	6,336	5,851
		6,734,348
South Korea — 25.3%
Aekyung Chemical Co. Ltd.	845	7,197
Aekyung Industrial Co. Ltd.	22	207
Agabang & Co.(1)	104	330
Ahnlab, Inc.	19	770
Aju IB Investment Co. Ltd.	40	322
Alteogen, Inc.(1)	164	40,115
Amorepacific Corp.	434	33,111
Amorepacific Holdings Corp.	734	11,133
APR Corp.	448	117,437
BGF Co. Ltd.	183	540
BGF retail Co. Ltd.	552	45,318
BH Co. Ltd.	1,308	26,695
Binggrae Co. Ltd.	522	25,157
BNK Financial Group, Inc.	12,589	140,615
Byucksan Corp.	247	276
C&C International Co. Ltd.(1)	137	1,844
Celltrion, Inc.	973	124,435
Cheil Worldwide, Inc.	4,502	55,093
Cheryong Electric Co. Ltd.	359	14,144
CJ CGV Co. Ltd.(1)	3,809	11,528

CJ CheilJedang Corp.	436	58,407
CJ ENM Co. Ltd.(1)	1,019	26,718
CJ Logistics Corp.	713	40,438
Classys, Inc.	220	6,535
Com2uSCorp	75	1,321
Coreana Cosmetics Co. Ltd.(1)	63	65
Cosmax, Inc.	362	41,728
CosmoAM&T Co. Ltd.(1)	66	2,291
Coway Co. Ltd.	3,109	185,425
CS Wind Corp.(1)	1,232	38,854
Cuckoo Homesys Co. Ltd.	229	3,451
Daeduck Electronics Co. Ltd.	1,634	207,498
Daewoong Co. Ltd.	334	4,175
Danal Co. Ltd.(1)	122	501
Daou Data Corp.	1,042	13,940
DB HiTek Co. Ltd.	1,837	226,378
DB Insurance Co. Ltd.	2,427	230,224
DI Dong Il Corp.	479	7,856
DL E&C Co. Ltd.	1,079	54,592
DN Automotive Corp.	430	12,728
Dong-A Socio Holdings Co. Ltd.	162	9,706
DongKook Pharmaceutical Co. Ltd.	41	535
Dongwha Enterprise Co. Ltd.(1)	1,097	6,482
Dongwon Development Co. Ltd.	33	52
Doosan Bobcat, Inc.	1,094	46,802
Doosan Co. Ltd.	6	7,873
Doosan Enerbility Co. Ltd.(1)	2,829	198,422
Doosan Fuel Cell Co. Ltd.(1)	1,068	64,857
DoubleUGames Co. Ltd.(1)	272	12,326
Dreamtech Co. Ltd.	427	1,402
Ecopro BM Co. Ltd.	38	5,468
Ecopro HN Co. Ltd.	72	1,527
E-MART, Inc.	1,117	63,548
Eo Technics Co. Ltd.	220	66,630
Eugene Technology Co. Ltd.	90	7,427
F&F Co. Ltd.	734	35,516
FutureCore Co. Ltd.(1)	4	2
Genexine, Inc.(1)	113	275
GOLFZON Co. Ltd.	202	5,795
GS P&L Co. Ltd.	232	6,645
GS Retail Co. Ltd.	1,031	17,414
Hana Financial Group, Inc.	8,752	669,713
Hana Tour Service, Inc.	324	8,137
Handsome Co. Ltd.	153	2,303
Hanjin Logistics Corp.	134	1,522
Hankook & Co. Co. Ltd.	1,873	30,218
Hankook Tire & Technology Co. Ltd.	3,929	174,135
Hanmi Semiconductor Co. Ltd.	839	157,594
Hanon Systems(1)	11,938	44,612
Hansae Co. Ltd.	851	5,004
Hansol Chemical Co. Ltd.	383	68,653
Hansol Technics Co. Ltd.	3,819	31,748
Hanssem Co. Ltd.(1)	358	7,314
Hanwha Engine(1)	2,425	103,052
Hanwha Galleria Corp.(1)	853	1,699

Hanwha General Insurance Co. Ltd.(1)	3,225	13,533
Hanwha Investment & Securities Co. Ltd.(1)	5,448	22,224
Hanwha Life Insurance Co. Ltd.(1)	13,083	42,343
Hanwha Solutions Corp.(1)	3,151	87,573
Hanwha Systems Co. Ltd.	548	38,226
Hanwha Vision Co. Ltd.(1)	466	20,813
HD Construction Equipment Co. Ltd.	670	67,149
HD Hyundai Electric Co. Ltd.	648	453,816
HD-Hyundai Marine Engine(1)	1,152	54,158
Helixmith Co. Ltd.(1)	119	503
Hite Jinro Co. Ltd.	2,421	25,691
HL Holdings Corp.(1)	51	1,520
HL Mando Co. Ltd.	1,516	62,386
HLB, Inc.(1)	444	14,953
HMM Co. Ltd.	4,593	59,586
Hotel Shilla Co. Ltd.(1)	815	29,706
HPSP Co. Ltd.	1,080	34,947
HS Hyosung Advanced Materials Corp.	224	31,319
HS Hyosung Corp.	15	556
Hugel, Inc.(1)	52	8,571
Humedix Co. Ltd.	72	1,312
Hwaseung Enterprise Co. Ltd.	36	84
HYBE Co. Ltd.(1)	139	20,233
Hyosung Chemical Corp.(1)	3	—
Hyosung Corp.	867	114,354
Hyosung Heavy Industries Corp.	87	213,259
Hyosung TNC Corp.	312	75,302
Hyundai Autoever Corp.	247	155,018
HYUNDAI Corp.	447	8,198
Hyundai Department Store Co. Ltd.	1,415	102,510
Hyundai Elevator Co. Ltd.	416	21,755
Hyundai Engineering & Construction Co. Ltd.	1,885	184,118
Hyundai Futurenet Co. Ltd.	86	170
Hyundai GF Holdings	506	4,612
Hyundai Glovis Co. Ltd.	2,001	322,360
Hyundai Green Food	269	2,984
Hyundai Home Shopping Network Corp.	59	3,166
Hyundai Marine & Fire Insurance Co. Ltd.(1)	2,661	61,003
Hyundai Motor Co.	2,661	1,273,151
Hyundai Rotem Co. Ltd.	2,087	277,794
Hyundai Wia Corp.	1,815	109,235
Iljin Electric Co. Ltd.	974	60,297
iM Financial Group Co. Ltd.	8,428	97,022
iMarketKorea, Inc.	319	1,556
Industrial Bank of Korea	7,623	102,353
Innocean Worldwide, Inc.	1,147	15,190
Innox Advanced Materials Co. Ltd.	492	9,910
Insun ENT Co. Ltd.(1)	304	725
Interflex Co. Ltd.(1)	83	582
INTOPS Co. Ltd.	605	7,493
iNtRON Biotechnology, Inc.(1)	184	342
IPARK Hyundai Development Co., E Shares	2,365	32,351
IS Dongseo Co. Ltd.(1)	786	15,032
ISU Chemical Co. Ltd.(1)	305	2,802
ISU Specialty Chemical(1)	1,190	76,082

IsuPetasys Co. Ltd.	1,936	165,910
JB Financial Group Co. Ltd.	5,346	84,832
Jusung Engineering Co. Ltd.	1,633	217,068
JYP Entertainment Corp.	1,001	38,312
K Car Co. Ltd.	629	3,787
Kakao Corp.	2,178	60,610
Kakao Games Corp.(1)	78	492
KakaoBank Corp.	1,860	27,676
Kakaopay Corp.(1)	897	27,752
KB Financial Group, Inc., ADR	7,493	760,090
KC Co. Ltd.	71	1,505
KC Tech Co. Ltd.	77	3,208
KCC Corp.	202	73,876
KCC Glass Corp.	147	2,460
KEPCO Engineering & Construction Co., Inc.	21	1,876
KEPCO Plant Service & Engineering Co. Ltd.	643	21,785
KG Eco Solution Co. Ltd.	1,102	4,104
KH Vatec Co. Ltd.	267	2,120
Kia Corp.	6,152	690,132
KIWOOM Securities Co. Ltd.	427	105,339
Koh Young Technology, Inc.	681	15,503
Kolmar Korea Co. Ltd.(1)	317	17,989
Kolon Industries, Inc.	850	40,571
KONA I Co. Ltd.(1)	775	28,494
Korea Investment Holdings Co. Ltd.	1,967	311,267
Korea Petrochemical Ind Co. Ltd.	241	20,513
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,333
Korean Air Lines Co. Ltd.	4,073	72,241
Korean Reinsurance Co.	8,007	68,324
Krafton, Inc.(1)	442	75,514
KT Corp.	1,216	42,746
KT Skylife Co. Ltd.	319	938
Kum Yang Co. Ltd.(1)	480	—
Kumho Petrochemical Co. Ltd.	488	42,964
Kumho Tire Co., Inc.(1)	8,166	25,483
LEENO Industrial, Inc.	1,575	101,735
LF Corp.	203	3,031
LG Display Co. Ltd., ADR(1)	27,258	151,282
LG Electronics, Inc.	3,252	634,057
LG Energy Solution Ltd.(1)	263	79,850
LG H&H Co. Ltd.	215	35,303
LG Innotek Co. Ltd.	826	800,619
LG Uplus Corp.	13,852	148,342
LOGEN Co. Ltd.(1)	408	461
Lotte Chemical Corp.	356	19,065
Lotte Chilsung Beverage Co. Ltd.	286	20,648
LOTTE Fine Chemical Co. Ltd.	1,210	42,031
LOTTE Himart Co. Ltd.(1)	6	27
Lotte Innovate Co. Ltd.	27	405
Lotte Rental Co. Ltd.	1,439	29,852
Lotte Shopping Co. Ltd.	514	50,111
Lotte Wellfood Co. Ltd.	117	8,759
LS Corp.	194	57,630
LS Electric Co. Ltd.	855	137,794
LVMC Holdings(1)	3,944	3,819

LX Hausys Ltd.(1)	49	1,089
LX Semicon Co. Ltd.	779	27,275
Maeil Dairies Co. Ltd.	36	816
Mcnex Co. Ltd.	268	3,897
MegaStudyEdu Co. Ltd.	330	8,799
Meritz Financial Group, Inc.(1)	3,071	209,659
Mirae Asset Securities Co. Ltd.	6,729	275,502
Misto Holdings Corp.	1,238	30,612
NAVER Corp.	1,257	194,820
NC Corp.	179	34,368
Neowiz(1)	704	9,022
Netmarble Corp.	637	17,950
Nexen Tire Corp.	499	2,174
NEXTIN, Inc.	149	6,675
NH Investment & Securities Co. Ltd.	5,514	110,865
NHN Corp.(1)	602	20,359
NHN KCP Corp.	879	10,511
NICE Information Service Co. Ltd.	459	4,260
OCI Holdings Co. Ltd.	1,205	279,531
Otoki Corp.	108	23,881
Pan Ocean Co. Ltd.	10,419	37,965
Partron Co. Ltd.	1,043	4,838
Pearl Abyss Corp.(1)	43	1,243
PharmaResearch Co. Ltd.	43	8,416
PI Advanced Materials Co. Ltd.	615	10,185
Pond Group Co. Ltd.	418	1,191
PSK, Inc.	981	64,302
Pulmuone Co. Ltd.	21	141
RFHIC Corp.(1)	31	1,850
S&S Tech Corp.	167	7,294
S-1 Corp.	622	28,214
Sam Young Electronics Co. Ltd.	51	486
Samsung Biologics Co. Ltd.(1)	78	70,580
Samsung C&T Corp.	812	234,168
Samsung Electro-Mechanics Co. Ltd.	1,188	1,679,340
Samsung Electronics Co. Ltd., GDR	2,553	13,543,355
Samsung Episholdings Co. Ltd.(1)	42	13,480
Samsung Fire & Marine Insurance Co. Ltd.	924	348,697
Samsung Heavy Industries Co. Ltd.(1)	33,947	630,255
Samsung Life Insurance Co. Ltd.	836	215,991
Samsung SDI Co. Ltd.(1)	490	223,809
Samsung SDS Co. Ltd.	598	118,995
Samsung Securities Co. Ltd.	3,523	281,393
Samwha Capacitor Co. Ltd.	47	4,655
SD Biosensor, Inc.(1)	1,269	6,551
SeAH Steel Corp.	233	22,054
Sebang Co. Ltd.	290	2,640
Sebang Global Battery Co. Ltd.	282	10,493
Seegene, Inc.	882	17,776
Seobu T&D(1)	1,016	7,174
Seojin System Co. Ltd.(1)	300	15,452
SFA Engineering Corp.	338	6,001
SFA Semicon Co. Ltd.(1)	644	3,567
Shinhan Financial Group Co. Ltd., ADR	9,780	617,020
Shinsegae International, Inc.	226	2,098

Shinsegae, Inc.	625	214,425
SK Biopharmaceuticals Co. Ltd.(1)	295	17,543
SK Bioscience Co. Ltd.(1)	159	4,314
SK Chemicals Co. Ltd.	298	8,518
SK Eternix Co. Ltd.(1)	568	15,114
SK Hynix, Inc.	11,579	18,028,588
SK IE Technology Co. Ltd.(1)	301	3,854
SK Networks Co. Ltd.	4,678	35,041
SK Telecom Co. Ltd., ADR	3,316	123,819
SKC Co. Ltd.(1)	158	14,624
SL Corp.	1,197	59,614
SM Entertainment Co. Ltd.	170	8,967
SNT Dynamics Co. Ltd.	1,015	29,093
ST Pharm Co. Ltd.	36	3,201
STIC Investments, Inc.(1)	42	220
Studio Dragon Corp.(1)	518	9,079
Sun Kwang Co. Ltd.	52	695
Sungwoo Hitech Co. Ltd.	1,622	7,953
Taewoong Co. Ltd.(1)	105	2,561
Taihan Cable & Solution Co. Ltd.(1)	304	9,199
TES Co. Ltd.	1,545	122,478
TKG Huchems Co. Ltd.	432	4,739
Tongyang Life Insurance Co. Ltd.(1)	1,401	6,879
Value Added Technology Co. Ltd.	33	421
Vidente Co. Ltd.(1)	312	—
VT Co. Ltd.(1)	910	8,039
Webzen, Inc.	98	684
WONIK IPS Co. Ltd.	501	35,305
Wonik QnC Corp.	562	12,290
Woongjin Thinkbig Co. Ltd.	1,359	1,389
Woori Financial Group, Inc.	20,679	408,963
Woori Technology Investment Co. Ltd.(1)	1,267	5,162
W-Scope Chungju Plant Co. Ltd.(1)	317	3,358
YG Entertainment, Inc.	232	6,855
Youngone Corp.	1,572	82,667
Youngone Holdings Co. Ltd.	418	53,028
Yuhan Corp.	428	24,134
Zinus, Inc.	262	1,572
		52,395,482
Taiwan — 27.5%
Abico Avy Co. Ltd.	10,450	14,823
Ability Enterprise Co. Ltd.	1,119	2,962
AcBel Polytech, Inc.	1,299	2,461
Accton Technology Corp.	10,000	765,143
Acer, Inc.	48,000	53,753
ACES Electronic Co. Ltd.	13,654	34,380
Acon Holding, Inc.(1)	5,000	990
Acter Group Corp. Ltd.	4,000	126,005
Advanced International Multitech Co. Ltd.	4,000	6,778
Advanced Wireless Semiconductor Co.	5,000	26,754
Advancetek Enterprise Co. Ltd.	19,000	15,556
Advantech Co. Ltd.	1,099	17,275
AIC, Inc.	1,000	18,377
Allied Supreme Corp.	1,000	8,073
Alltek Technology Corp.	21,080	50,527

Alltop Technology Co. Ltd.	1,000	11,673
Alpha Networks, Inc.	8,000	9,793
Altek Corp.	23,561	31,783
Amazing Microelectronic Corp.	3,040	10,582
Ambassador Hotel	6,000	8,071
Ampak Technology, Inc.	2,000	5,360
Ampire Co. Ltd.	1,000	859
AMPOC Far-East Co. Ltd.	5,540	28,084
AmTRAN Technology Co. Ltd.	24,629	38,609
Anpec Electronics Corp.	1,000	10,940
Aopen, Inc.	1,000	1,853
Apacer Technology, Inc.	1,000	7,729
Apex International Co. Ltd.(1)	9,467	16,881
Arcadyan Technology Corp.	9,000	53,734
Ardentec Corp.	36,000	275,604
Argosy Research, Inc.	1,000	6,036
ASE Technology Holding Co. Ltd., ADR(2)	23,715	909,470
Asia Optical Co., Inc.	6,000	29,343
Asia Polymer Corp.	9,000	3,780
Asia Vital Components Co. Ltd.	6,382	538,171
ASROCK, Inc.	2,000	15,408
Asustek Computer, Inc.	10,000	241,246
AUO Corp.	128,600	93,778
AURAS Technology Co. Ltd.	1,000	33,665
Avermedia Technologies	1,000	1,558
Axiomtek Co. Ltd.	4,000	17,824
Azurewave Technologies, Inc.	12,000	26,494
Bafang Yunji International Co. Ltd.	1,000	5,606
Bank of Kaohsiung Co. Ltd.	61,719	22,980
BenQ Materials Corp.	3,000	2,815
Bioteque Corp.	1,000	3,654
Bizlink Holding, Inc.	3,029	196,722
Brillian Network & Automation Integrated System Co. Ltd.	2,000	26,809
Capital Securities Corp.	56,000	68,551
Career Technology MFG. Co. Ltd.(1)	10,000	5,681
Catcher Technology Co. Ltd.	14,000	90,935
Cathay Financial Holding Co. Ltd.	207,611	568,278
Cenra, Inc.	1,000	1,094
Center Laboratories, Inc.	2,309	2,813
Central Reinsurance Co. Ltd.	13,000	14,531
Chailease Holding Co. Ltd.	23,174	79,525
Chang Hwa Commercial Bank Ltd.	131,036	84,672
Chang Wah Electromaterials, Inc.	3,000	5,004
Chang Wah Technology Co. Ltd.	1,000	2,165
Channel Well Technology Co. Ltd.	17,000	31,209
CHC Healthcare Group	7,000	6,275
CHC Resources Corp.	5,000	11,000
Chenbro Micom Co. Ltd.	3,000	129,216
Cheng Mei Materials Technology Corp.(1)	30,892	31,385
Cheng Shin Rubber Industry Co. Ltd.	54,000	55,792
Cheng Uei Precision Industry Co. Ltd.	6,000	7,494
Chenming Electronic Technology Corp.	6,000	23,244
Chicony Electronics Co. Ltd.	15,000	64,679
Chicony Power Technology Co. Ltd.	7,000	22,692
China Bills Finance Corp.	11,000	5,895

China Container Terminal Corp.	1,000	689
China General Plastics Corp.	3,000	1,184
China Man-Made Fiber Corp.(1)	47,000	9,917
China Metal Products	10,000	6,705
China Motor Corp.	4,000	6,866
China Steel Chemical Corp.	1,000	2,622
China Wire & Cable Co. Ltd.	1,000	1,023
Chinese Maritime Transport Ltd.(1)	2,000	3,676
Chin-Poon Industrial Co. Ltd.	13,000	26,987
Chipbond Technology Corp.	13,000	124,685
ChipMOS Technologies, Inc.	23,000	81,798
Chlitina Holding Ltd.	1,000	3,285
Chong Hong Development Co. Ltd.	6,387	15,079
Chroma ATE, Inc.	9,000	716,147
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	1,246
Chunghwa Precision Test Tech Co. Ltd.	1,000	99,193
Chunghwa Telecom Co. Ltd., ADR	1,666	72,921
Cleanaway Co. Ltd.	20,000	17,176
Clevo Co.	10,000	14,031
CMC Magnetics Corp.	21,400	7,051
Collins Co. Ltd.	1,000	394
Compal Electronics, Inc.	68,000	79,104
Compeq Manufacturing Co. Ltd.	34,000	305,726
Concord International Securities Co. Ltd.	16,963	23,143
Concord Securities Co. Ltd.	48,400	45,350
Contrel Technology Co. Ltd.	6,000	26,960
Coremax Corp.	2,000	6,841
Coretronic Corp.	10,000	23,085
Co-Tech Development Corp.	6,000	115,270
Creative Sensor, Inc.	5,400	9,607
CSBC Corp. Taiwan(1)	1,000	566
CTBC Financial Holding Co. Ltd.	367,000	708,611
CyberPower Systems, Inc.	2,000	13,488
Da-Li Development Co. Ltd.	7,188	9,744
Darfon Electronics Corp.	6,000	7,501
Darwin Precisions Corp.	900	411
Daxin Materials Corp.	3,000	38,962
Delpha Construction Co. Ltd.	1,000	598
Delta Electronics, Inc.	6,000	460,358
Depo Auto Parts Ind Co. Ltd.	6,000	27,881
Dimerco Data System Corp.(1)	4,000	10,907
Dimerco Express Corp.	6,300	16,269
D-Link Corp.(1)	3,000	1,612
Dynamic Holding Co. Ltd.(1)	13,220	72,662
Dynapack International Technology Corp.	7,000	96,445
E Ink Holdings, Inc.	1,000	7,028
E.Sun Financial Holding Co. Ltd.	260,410	257,388
Eastech Holding Ltd.	6,000	13,580
Eclat Textile Co. Ltd.	4,000	43,667
Edom Technology Co. Ltd.(1)	2,000	4,538
Elan Microelectronics Corp.	4,000	20,619
Elite Advanced Laser Corp.	2,000	30,891
Elite Material Co. Ltd.	5,000	808,113
Elitegroup Computer Systems Co. Ltd.	11,000	7,769
eMemory Technology, Inc.	1,000	107,951

Emerging Display Technologies Corp.	1,000	740
Ennostar, Inc.(1)	28,000	64,727
Eson Precision Ind Co. Ltd.	5,000	20,115
Eternal Materials Co. Ltd.	24,850	64,235
Evergreen International Storage & Transport Corp.	14,000	21,248
Evergreen Marine Corp. Taiwan Ltd.	27,800	188,798
EVERGREEN Steel Corp.	7,000	20,854
Everlight Chemical Industrial Corp.	18,000	28,025
Everlight Electronics Co. Ltd.	15,000	29,906
Excelsior Medical Co. Ltd.	6,274	14,039
Far Eastern Department Stores Ltd.	42,000	29,266
Far Eastern International Bank	91,835	34,740
Far Eastern New Century Corp.	79,000	64,742
Far EasTone Telecommunications Co. Ltd.	24,934	75,445
Faraday Technology Corp.	3,000	19,576
Farglory F T Z Investment Holding Co. Ltd.	2,423	3,893
Farglory Land Development Co. Ltd.	11,000	25,536
Favite, Inc.	5,000	19,461
Feedback Technology Corp.(1)	1,080	8,941
Feng TAY Enterprise Co. Ltd.	6,120	13,666
First Financial Holding Co. Ltd.	311,169	272,789
First Hi-Tec Enterprise Co. Ltd.	3,000	36,367
First Steamship Co. Ltd.(1)	16,000	2,677
Fitipower Integrated Technology, Inc.	1,950	10,692
FLEXium Interconnect, Inc.(1)	6,000	12,020
Flytech Technology Co. Ltd.	5,000	21,803
FocalTech Systems Co. Ltd.	7,000	13,190
Forcecon Tech Co. Ltd.	3,547	10,680
Formosa Advanced Technologies Co. Ltd.	8,000	18,553
Formosa Chemicals & Fibre Corp.	41,000	65,413
Formosa International Hotels Corp.	2,000	11,032
Formosa Laboratories, Inc.	2,000	3,329
Formosan Union Chemical Corp.	13,000	8,062
Foxconn Technology Co. Ltd.	26,000	50,353
Foxsemicon Integrated Technology, Inc.	2,000	20,362
Franbo Lines Corp.	1,000	564
Froch Enterprise Co. Ltd.	4,000	2,288
FSP Technology, Inc.	7,000	11,208
Fu Hua Innovation Co. Ltd.	38,850	16,429
Fubon Financial Holding Co. Ltd.	147,747	518,174
Fulgent Sun International Holding Co. Ltd.	3,118	7,330
Fulltech Fiber Glass Corp.(1)	9,706	32,554
Fusheng Precision Co. Ltd.	5,000	41,633
G Shank Enterprise Co. Ltd.	3,176	12,245
Gamania Digital Entertainment Co. Ltd.	3,000	3,904
Gemtek Technology Corp.	15,000	23,621
General Interface Solution GIS Holding Ltd.(1)	7,000	17,006
Genius Electronic Optical Co. Ltd.	2,000	38,341
Getac Holdings Corp.	10,000	33,131
Giant Manufacturing Co. Ltd.	7,000	15,459
Gigabyte Technology Co. Ltd.	13,000	152,205
Global Brands Manufacture Ltd.	26,057	80,319
Global Mixed Mode Technology, Inc.	2,000	18,007
Global Unichip Corp.	2,000	295,094
Globaltek Fabrication Co. Ltd.	4,000	8,934

Globalwafers Co. Ltd.	7,000	221,990
Gloria Material Technology Corp.	13,000	14,918
Gold Circuit Electronics Ltd.	8,800	367,375
Gordon Auto Body Parts	1,000	1,063
Gourmet Master Co. Ltd.	2,000	3,902
Grand Fortune Securities Co. Ltd.	2,200	1,181
Grand Pacific Petrochemical(1)	35,352	12,821
Grand Process Technology Corp.	1,000	108,389
Grape King Bio Ltd.	4,000	12,891
Greatek Electronics, Inc.	26,000	116,612
Group Up Industrial Co. Ltd.	4,000	55,297
GTM Holdings Corp.	1,000	908
Hai Kwang Enterprise Corp.(1)	1,071	472
Hannstar Board Corp.	25,120	67,859
HannStar Display Corp.(1)	43,000	23,346
HannsTouch Holdings Co.(1)	12,000	4,761
HD Renewable Energy Co. Ltd.	2,284	6,476
Highwealth Construction Corp.	19,068	25,567
Hiroca Holdings Ltd.	1,000	522
Hitron Technology, Inc.(1)	5,000	5,173
Hiwin Technologies Corp.	2,030	25,026
Hiyes International Co. Ltd.	3,000	6,528
Ho Tung Chemical Corp.	43,000	13,014
Hocheng Corp.	8,000	4,983
Holy Stone Enterprise Co. Ltd.	5,050	101,562
Hon Hai Precision Industry Co. Ltd.	209,000	1,913,143
Hong Pu Real Estate Development Co. Ltd.	10,000	6,215
Hong TAI Electric Industrial	1,000	1,187
Horizon Securities Co. Ltd.	1,060	649
Hotai Finance Co. Ltd.	7,920	15,243
Hotai Motor Co. Ltd.	2,020	31,279
HTC Corp.(1)	11,000	15,813
Hu Lane Associate, Inc.	5,381	21,021
Hua Nan Financial Holdings Co. Ltd.	136,716	133,001
Huaku Development Co. Ltd.	5,775	22,048
Huang Hsiang Construction Corp.	1,000	1,159
Hung Sheng Construction Ltd.	10,000	5,519
Hwang Chang General Contractor Co. Ltd.	32,003	46,724
Ibase Technology, Inc.	1,000	1,874
IBF Financial Holdings Co. Ltd.	35,601	16,728
Ichia Technologies, Inc.	7,000	15,417
I-Chiun Precision Industry Co. Ltd.	8,324	69,633
IEI Integration Corp.	3,000	7,125
Infortrend Technology, Inc.	6,000	9,769
Innodisk Corp.	2,120	119,669
Innolux Corp.(1)	221,248	356,452
Inpaq Technology Co. Ltd.	5,000	18,898
Insyde Software Corp.	2,400	21,604
Integrated Service Technology, Inc.	2,257	12,028
International Games System Co. Ltd.	5,000	120,216
Inventec Corp.	36,000	79,855
Iron Force Industrial Co. Ltd.	4,148	11,199
ITE Technology, Inc.	12,000	58,714
ITEQ Corp.	16,000	135,602
Jarllytec Co. Ltd.	1,025	3,089

Jetwell Computer Co. Ltd.	2,240	13,039
Johnson Health Tech Co. Ltd.	3,000	11,421
JPC connectivity, Inc.	3,000	28,134
JPP Holding Co. Ltd.	3,000	42,819
Kaimei Electronic Corp.	5,800	30,437
Kaori Heat Treatment Co. Ltd.	1,000	34,492
KEE TAI Properties Co. Ltd.	9,135	2,716
Kenda Rubber Industrial Co. Ltd.	2,100	1,123
Kenmec Mechanical Engineering Co. Ltd.	5,160	10,946
Kerry TJ Logistics Co. Ltd.	1,000	928
Keystone Microtech Corp.	1,000	52,146
Kindom Development Co. Ltd.	7,700	7,337
King Yuan Electronics Co. Ltd.	50,000	518,678
Kinik Co.	1,000	22,692
Kinpo Electronics	54,000	66,568
Kinsus Interconnect Technology Corp.	6,689	153,220
KMC Kuei Meng International, Inc.	1,000	2,662
KNH Enterprise Co. Ltd.	2,000	900
Ko Ja Cayman Co. Ltd.	1,000	1,571
KS Terminals, Inc.(1)	4,000	7,946
Kwong Lung Enterprise Co. Ltd.	1,000	1,436
Lanner Electronics, Inc.	3,180	8,814
Largan Precision Co. Ltd.	1,000	112,146
Lealea Enterprise Co. Ltd.(1)	8,320	1,658
LEE CHI Enterprises Co. Ltd.	1,000	319
Lelon Electronics Corp.	4,000	46,639
Lien Hwa Industrial Holdings Corp.	2,486	3,162
Lingsen Precision Industries Ltd.	22,000	28,119
Lintes Technology Co. Ltd.	2,000	27,619
Lite-On Technology Corp.	43,000	317,620
Long Bon International Co. Ltd.(1)	17,000	7,028
Longchen Paper & Packaging Co. Ltd.(1)	11,000	3,135
Longwell Co.	5,000	54,875
Lotes Co. Ltd.	1,025	85,715
Lumax International Corp. Ltd.	7,000	28,689
Lung Yen Life Service Corp.(1)	7,000	10,379
Macroblock, Inc.	1,000	1,821
Macronix International Co. Ltd.(1)	39,000	204,769
Makalot Industrial Co. Ltd.	8,160	56,272
Marketech International Corp.	7,000	112,896
Materials Analysis Technology, Inc.	1,074	11,189
MediaTek, Inc.	31,000	4,214,498
Mega Financial Holding Co. Ltd.	173,967	222,056
Mercuries Life Insurance Co. Ltd.(1)	83,442	20,017
Merida Industry Co. Ltd.	5,000	10,649
Merry Electronics Co. Ltd.	5,075	14,836
Micro-Star International Co. Ltd.	12,000	50,075
Mildef Crete, Inc.	4,000	15,544
MIN AIK Technology Co. Ltd.	12,000	11,247
Mitac Holdings Corp.	31,900	89,881
momo.com, Inc.	1,050	7,710
MOSA Industrial Corp.(1)	13,331	6,579
Mosel Vitelic, Inc.	2,000	2,705
MPI Corp.	3,000	562,014
MSSCORPS Co. Ltd.	3,000	64,260

My Humble House Hospitality Management Consulting	3,000	3,355
Myson Century, Inc.	40,000	80,165
Namchow Holdings Co. Ltd.	12,000	11,970
Nan Pao Resins Chemical Co. Ltd.	2,000	22,848
Nan Ya Printed Circuit Board Corp.	4,000	107,137
Nanya Technology Corp.(1)	17,000	184,454
Netronix, Inc.	3,000	9,525
Nexcom International Co. Ltd.	8,000	18,265
Nichidenbo Corp.	6,000	43,517
Nidec Chaun-Choung Technology Corp.	1,000	4,306
Nien Hsing Textile Co. Ltd.	2,000	1,057
Nien Made Enterprise Co. Ltd.	4,000	40,437
Nova Technology Corp.	4,000	33,696
Novatek Microelectronics Corp.	9,000	136,988
Nuvoton Technology Corp.	8,000	48,312
O-Bank Co. Ltd.	22,000	6,959
Oneness Biotech Co. Ltd.(1)	143	229
Optimax Technology Corp.	8,000	7,100
Orient Semiconductor Electronics Ltd.	23,000	44,317
Oriental Union Chemical Corp.(1)	3,000	1,322
O-TA Precision Industry Co. Ltd.	3,000	6,186
Pan Jit International, Inc.	15,000	76,980
Pan-International Industrial Corp.	17,000	29,999
PCL Technologies, Inc.	3,000	19,976
Pegatron Corp.	27,000	76,174
Pegavision Corp.	2,000	20,448
Phison Electronics Corp.	3,000	241,439
Phoenix Silicon International Corp.	6,275	64,961
Pixart Imaging, Inc.	2,000	14,459
Planet Technology Corp.	2,000	11,372
Pou Chen Corp.	79,000	64,139
Powerchip Semiconductor Manufacturing Corp.(1)	63,000	175,377
Powertech Technology, Inc.	26,000	310,508
Poya International Co. Ltd.	1,030	18,957
President Chain Store Corp.	20,000	136,501
President Securities Corp.	35,200	53,160
Primax Electronics Ltd.	10,000	23,545
Prince Housing & Development Corp.	33,000	8,088
Promate Electronic Co. Ltd.	5,199	8,320
Prosperity Dielectrics Co. Ltd.	7,000	52,386
Qisda Corp.	12,300	11,305
Quanta Computer, Inc.	30,000	321,981
Quanta Storage, Inc.	9,000	24,274
Quintain Steel Co. Ltd.(1)	23,327	6,679
Radiant Opto-Electronics Corp.	15,000	50,776
Radium Life Tech Co. Ltd.	34,947	10,992
Realtek Semiconductor Corp.	14,000	258,047
Rechi Precision Co. Ltd.	13,000	9,845
Rich Development Co. Ltd.	33,990	7,610
Ritek Corp.(1)	10,000	4,448
Rodex Fasteners Corp.	1,000	775
Roo Hsing Co. Ltd.(1)	263	66
Ruentex Development Co. Ltd.	4,050	3,008
Ruentex Industries Ltd.	18,000	25,293
San Fang Chemical Industry Co. Ltd.	14,000	13,883

San Far Property Ltd.	8,000	4,214
Sanyang Motor Co. Ltd.	10,000	19,325
Savior Lifetec Corp.	5,000	3,140
Scientech Corp.	1,000	27,297
ScinoPharm Taiwan Ltd.	1,000	631
SDI Corp.	1,000	6,574
Sercomm Corp.	4,000	10,993
Shanghai Commercial & Savings Bank Ltd.	89,905	114,020
Sharehope Medicine Co. Ltd.	1,146	711
Sheng Yu Steel Co. Ltd.	1,000	649
ShenMao Technology, Inc.	4,000	20,029
Shih Her Technologies, Inc.	3,220	22,905
Shih Wei Navigation Co. Ltd.(1)	8,000	3,664
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	978
Shin Ruenn Development Co. Ltd.	14,690	18,563
Shin Zu Shing Co. Ltd.	4,127	26,545
Shinkong Insurance Co. Ltd.	12,000	55,678
Shinkong Synthetic Fibers Corp.	24,000	17,407
Shiny Chemical Industrial Co. Ltd.	3,600	21,313
Sigurd Microelectronics Corp.	37,000	266,960
Simplo Technology Co. Ltd.	8,000	100,264
Sinbon Electronics Co. Ltd.	4,000	40,048
Sino-American Silicon Products, Inc.	1,000	5,433
Sinon Corp.	11,000	13,647
SinoPac Financial Holdings Co. Ltd.	343,991	329,439
Sinphar Pharmaceutical Co. Ltd.	1,134	1,110
Sitronix Technology Corp.	3,000	29,224
Siward Crystal Technology Co. Ltd.	3,000	5,170
Soft-World International Corp.(1)	4,000	12,629
Solar Applied Materials Technology Corp.	1,000	5,048
Solomon Technology Corp.	2,000	9,079
Sonix Technology Co. Ltd.	1,000	1,724
Sporton International, Inc.	1,050	7,788
Sports Gear Co. Ltd.	1,000	2,690
St. Shine Optical Co. Ltd.	3,000	8,991
Standard Foods Corp.	21,000	18,716
Stark Technology, Inc.	4,000	18,949
Sunonwealth Electric Machine Industry Co. Ltd.	5,185	26,185
Sunplus Innovation Technology, Inc.	2,053	11,913
Sunrex Technology Corp.	2,000	2,621
Supreme Electronics Co. Ltd.	25,843	72,618
Symtek Automation Asia Co. Ltd.	2,080	11,575
Syncmold Enterprise Corp.	2,000	7,572
Synnex Technology International Corp.	45,000	123,249
Systex Corp.	4,000	16,624
T3EX Global Holdings Corp.	1,000	2,162
TAI Roun Products Co. Ltd.	1,000	372
Taichung Commercial Bank Co. Ltd.	119,359	70,269
TaiDoc Technology Corp.	2,000	7,818
Taiflex Scientific Co. Ltd.	7,000	35,941
Tainan Spinning Co. Ltd.	28,000	11,209
Tai-Saw Technology Co. Ltd.	1,000	1,896
Taisun Enterprise Co. Ltd.	1,000	598
Taita Chemical Co. Ltd.	1,050	531
TAI-TECH Advanced Electronics Co. Ltd.(1)	3,000	27,210

Taiwan Acceptance Corp.	7,850	18,285
Taiwan Business Bank	190,931	99,017
Taiwan Cooperative Financial Holding Co. Ltd.	35,482	25,937
Taiwan Fire & Marine Insurance Co. Ltd.	13,300	22,467
Taiwan FU Hsing Industrial Co. Ltd.	9,600	13,011
Taiwan Glass Industry Corp.(1)	5,000	11,430
Taiwan High Speed Rail Corp.	40,000	31,715
Taiwan Hon Chuan Enterprise Co. Ltd.	10,222	40,291
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	14,300
Taiwan Mask Corp.(1)	8,010	14,726
Taiwan Mobile Co. Ltd.	3,000	10,685
Taiwan Navigation Co. Ltd.	4,000	3,695
Taiwan Paiho Ltd.	6,000	8,214
Taiwan PCB Techvest Co. Ltd.	6,000	7,429
Taiwan Sakura Corp.	4,000	10,468
Taiwan Secom Co. Ltd.	1,000	3,642
Taiwan Semiconductor Manufacturing Co. Ltd.	32,000	2,370,729
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,412	17,328,851
Taiwan Steel Union Co. Ltd.	1,000	3,452
Taiwan Styrene Monomer(1)	1,000	257
Taiwan Surface Mounting Technology Corp.	7,000	48,960
Taiwan TEA Corp.(1)	9,000	3,101
Taiwan Union Technology Corp.	6,000	316,591
Tatung Co. Ltd.	16,150	15,380
Tatung System Technologies, Inc.	4,520	8,846
TBI Motion Technology Co. Ltd.(1)	14,000	30,626
TCI Co. Ltd.	3,000	11,421
Team Group, Inc.	3,000	26,072
Teco Electric & Machinery Co. Ltd.	30,000	71,240
Test Research, Inc.	5,000	63,919
Tex-Ray Industrial Co. Ltd.(1)	1,000	220
Thinking Electronic Industrial Co. Ltd.	1,000	9,256
Thye Ming Industrial Co. Ltd.	4,303	9,340
Ton Yi Industrial Corp.	17,000	8,646
Tong Hsing Electronic Industries Ltd.	3,770	29,581
Tong Yang Industry Co. Ltd.	7,000	21,235
Tong-Tai Machine & Tool Co. Ltd.(1)	15,000	18,525
Topco Scientific Co. Ltd.	6,086	87,350
Topkey Corp.	6,000	30,719
Topoint Technology Co. Ltd.	9,142	129,752
TPK Holding Co. Ltd.	14,000	38,480
Transcend Information, Inc.	6,000	64,109
Tripod Technology Corp.	25,000	412,070
TS Financial Holding Co. Ltd.	851,553	633,831
TS Financial Holding Co. Ltd., Preference Shares(1)	91,335	27,355
Tsann Kuen Enterprise Co. Ltd.	4,000	2,333
TSRC Corp.	13,000	7,922
TTY Biopharm Co. Ltd.	7,000	16,408
Tung Ho Steel Enterprise Corp.	12,000	25,859
Tung Thih Electronic Co. Ltd.	1,144	2,021
TXC Corp.	6,000	40,914
TYC Brother Industrial Co. Ltd.	7,000	7,716
Tycoons Group Enterprise(1)	702	172
Tyntek Corp.	1,000	2,567
TZE Shin International Co. Ltd.	1,100	456

UDE Corp.	4,000	17,489
Unimicron Technology Corp.	30,631	1,016,424
Union Bank of Taiwan	37,957	24,785
Uni-President Enterprises Corp.	102,000	234,023
Unitech Printed Circuit Board Corp.	21,000	45,319
United Microelectronics Corp.	183,000	823,857
United Orthopedic Corp.	3,000	8,605
United Renewable Energy Co. Ltd.(1)	3,000	1,749
Univacco Technology, Inc.	6,000	9,434
Universal Cement Corp.	10,200	8,926
UPC Technology Corp.(1)	25,000	8,560
USI Corp.	15,000	5,871
Utechzone Co. Ltd.	1,000	7,643
Vanguard International Semiconductor Corp.	32,464	172,701
Ventec International Group Co. Ltd.	2,000	14,110
Visco Vision, Inc.	2,000	12,321
VisEra Technologies Co. Ltd.	3,000	49,768
Vizionfocus, Inc.	2,000	12,578
Voltronic Power Technology Corp.	1,000	22,481
Wafer Works Corp.(1)	14,390	45,001
Wah Lee Industrial Corp.	1,000	4,391
Walsin Lihwa Corp.	40,627	50,032
Walsin Technology Corp.	5,000	61,914
Walton Advanced Engineering, Inc.	1,000	2,042
Wan Hai Lines Ltd.	25,150	65,802
We & Win Development Co. Ltd.(1)	1,000	302
Weikeng Industrial Co. Ltd.	14,000	22,384
Win Semiconductors Corp.	8,000	133,171
Winbond Electronics Corp.	75,228	370,199
Winmate, Inc.	2,000	11,670
Winstek Semiconductor Co. Ltd.	2,000	12,080
Wisdom Marine Lines Co. Ltd.	10,000	24,055
Wistron Corp.	86,000	430,529
WITS Corp.	2,131	8,311
Wiwynn Corp.	2,000	341,857
WNC Corp.	15,071	151,783
Wowprime Corp.	7,398	54,952
WPG Holdings Ltd.	7,000	26,320
WT Microelectronics Co. Ltd.	13,395	123,000
WUS Printed Circuit Co. Ltd.	7,000	37,533
XinTec, Inc.	4,000	32,605
Xxentria Technology Materials Corp.	5,450	7,225
Yageo Corp.	3,796	88,318
Yang Ming Marine Transport Corp.	50,000	84,076
Yem Chio Co. Ltd.	2,040	914
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,135	201
YFY, Inc.	26,000	20,029
Young Fast Optoelectronics Co. Ltd.	2,000	3,619
Youngtek Electronics Corp.	6,000	23,406
Yuanta Financial Holding Co. Ltd.	302,545	575,083
Yulon Motor Co. Ltd.	17,952	15,721
Zenitron Corp.	11,000	28,386
Zhen Ding Technology Holding Ltd.	23,000	375,385
Zippy Technology Corp.	12,000	24,551

Zyxel Group Corp.	6,898	10,125
		56,966,631
Thailand — 1.2%
AAPICO Hitech PCL, NVDR	10,200	4,445
Advanced Info Service PCL, NVDR	19,300	209,048
Advanced Information Technology PCL, NVDR	16,700	2,406
AEON Thana Sinsap Thailand PCL, NVDR	4,100	11,941
Airports of Thailand PCL, NVDR	34,700	58,735
Amata Corp. PCL, NVDR	49,800	37,478
AP Thailand PCL, NVDR	165,800	37,179
Asia Plus Group Holdings PCL, NVDR	12,200	810
Asset World Corp. PCL, NVDR	50,900	3,553
Bangkok Aviation Fuel Services PCL, NVDR	3,900	1,048
Bangkok Chain Hospital PCL, NVDR	48,400	14,046
Bangkok Dusit Medical Services PCL, NVDR	122,600	68,509
Bangkok Expressway & Metro PCL, NVDR	43,000	6,877
Bangkok Life Assurance PCL, NVDR	8,500	5,955
BCPG PCL, NVDR	58,200	12,056
BEC World PCL, NVDR	20,900	1,220
Berli Jucker PCL, NVDR	5,500	2,392
BTS Group Holdings PCL, NVDR(1)	94,400	5,910
Bumrungrad Hospital PCL, NVDR	15,800	87,142
Cal-Comp Electronics Thailand PCL, NVDR	332,100	89,383
Carabao Group PCL, NVDR	15,600	19,270
Central Pattana PCL, NVDR	46,600	92,122
Central Plaza Hotel PCL, NVDR	38,700	40,018
Central Retail Corp. PCL, NVDR	42,800	27,630
Charoen Pokphand Foods PCL, NVDR	38,900	22,666
Com7 PCL, NVDR	37,900	30,190
Country Group Holdings PCL, NVDR(1)	32,200	524
CP ALL PCL, NVDR	26,200	37,866
CP Axtra PCL, NVDR	27,962	13,021
Delta Electronics Thailand PCL, NVDR	28,100	303,038
Ditto Thailand PCL, NVDR	3,480	1,467
Dohome PCL, NVDR	1,552	165
Eastern Water Resources Development & Management PCL, NVDR	1,400	183
Erawan Group PCL, NVDR	166,100	14,535
Forth Corp. PCL, NVDR	1,500	717
G J Steel PCL, NVDR(1)	233,900	1,081
Gulf Development PCL, NVDR	22,860	43,501
Gunkul Engineering PCL, NVDR	384,300	46,963
Hana Microelectronics PCL, NVDR	15,100	17,188
Home Product Center PCL, NVDR	248,200	46,021
Humanica PCL, NVDR	1,500	212
Indorama Ventures PCL, NVDR	27,500	19,650
Interlink Communication PCL, NVDR	6,800	1,011
Jasmine International PCL, NVDR(1)	4,124	139
Jaymart Group Holdings PCL, NVDR	28,300	7,857
JMT Network Services PCL, NVDR	4,600	1,566
Kasikornbank PCL, NVDR	13,200	81,480
KCE Electronics PCL, NVDR	29,300	33,596
KGI Securities Thailand PCL, NVDR	20,800	2,723
Kiatnakin Phatra Bank PCL, NVDR	15,150	40,877
Krung Thai Bank PCL, NVDR	65,900	70,325
Krungthai Card PCL, NVDR	19,400	17,864

Land & Houses PCL, NVDR	226,100	24,985
LPN Development PCL, NVDR	4,800	229
Major Cineplex Group PCL, NVDR	55,900	11,574
MBK PCL, NVDR	20,700	11,825
MC Group PCL, NVDR	18,000	6,200
MCS Steel PCL, NVDR	10,100	2,327
Mega Lifesciences PCL, NVDR	21,700	23,975
Minor International PCL, NVDR	135,800	93,754
MK Restaurants Group PCL, NVDR	12,300	7,742
Muangthai Capital PCL, NVDR	22,900	20,188
Origin Property PCL, NVDR	4,700	247
Osotspa PCL, NVDR	57,500	26,996
Plan B Media PCL, NVDR	110,300	14,147
Polyplex Thailand PCL, NVDR	5,800	1,771
POSCO-Thainox PCL, NVDR(1)	1,430	193
Praram 9 Hospital PCL, NVDR	19,200	9,727
PRG Corp. PCL, NVDR	1,810	511
Pruksa Holding PCL, NVDR	30,900	3,245
Quality Houses PCL, NVDR	251,200	10,415
Rajthanee Hospital PCL, NVDR	5,800	2,318
Ramkhamhaeng Hospital PCL, NVDR	4,100	2,318
Ratchthani Leasing PCL, NVDR	66,970	3,398
S Hotels & Resorts PCL, NVDR	23,800	1,184
S Kijchai Enterprise PCL, R Shares, NVDR(1)	10,800	1,785
Sabina PCL, NVDR	13,300	6,237
Samart Corp. PCL, NVDR	105,400	17,771
Sansiri PCL, NVDR	347,100	15,272
Sappe PCL, NVDR	3,700	3,375
SC Asset Corp. PCL, NVDR	43,600	2,451
SCB X PCL, NVDR	4,900	20,240
Sena Development PCL, NVDR	1,800	98
Sermsang Power Corp. Co. Ltd., NVDR	38,697	4,301
Siam Global House PCL, NVDR	8,683	1,972
SISB PCL, NVDR	9,200	2,798
Somboon Advance Technology PCL, NVDR	11,100	5,220
Sri Trang Agro-Industry PCL, NVDR	41,400	24,411
Srisawad Corp. PCL, NVDR	18,482	12,432
Srithai Superware PCL, NVDR	88,200	2,901
Stecon Group PCL, NVDR	100,300	48,185
Stella X PCL, NVDR(1)	16,200	145
STP & I PCL, NVDR(1)	26,400	4,211
Supalai PCL, NVDR	61,300	29,167
Super Energy Corp. PCL, NVDR(1)	500,800	1,980
Tata Steel Thailand PCL, NVDR	6,000	170
Thai Vegetable Oil PCL, NVDR	1,240	951
Thai Wah PCL, NVDR	17,600	1,559
Thaicom PCL, NVDR(1)	41,100	14,493
Thanachart Capital PCL, NVDR	5,400	9,912
TIDLOR Holdings PCL, NVDR	53,744	30,226
Tisco Financial Group PCL, NVDR	5,000	17,350
TKS Technologies PCL, NVDR	7,700	1,704
TMBThanachart Bank PCL, NVDR	541,700	37,948
TOA Paint Thailand PCL, NVDR	8,500	3,191
True Corp. PCL, NVDR	156,108	66,153
TTW PCL, NVDR	8,600	2,458

VGI PCL, NVDR	136,053	3,962
WHA Corp. PCL, NVDR	109,500	16,473
Workpoint Entertainment PCL, NVDR(1)	200	22
Xspring Capital PCL, NVDR(1)	18,900	273
		2,386,665
Turkey — 0.6%
Akbank TAS	51,011	69,629
Akfen Yenilenebilir Enerji AS(1)	39,490	18,189
Aksigorta AS(1)	6,954	1,086
Alarko Holding AS	3,850	7,946
Albaraka Turk Katilim Bankasi AS	120,231	20,562
Alkim Alkali Kimya AS(1)	2,168	832
Anadolu Anonim Turk Sigorta Sirketi	42,816	25,370
Anadolu Efes Biracilik Ve Malt Sanayii AS	39,868	16,660
Anadolu Hayat Emeklilik AS	1,899	4,170
Aselsan Elektronik Sanayi Ve Ticaret AS	8,554	70,516
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	8,145	55,000
BIM Birlesik Magazalar AS	12,484	100,276
Bogazici Beton Sanayi Ve Ticaret AS	585	237
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(1)	467	941
Bursa Cimento Fabrikasi AS	28,843	3,747
Cemas Dokum Sanayi AS(1)	37,122	3,889
Coca-Cola Icecek AS	10,906	18,918
Destek Finans Faktoring AS(1)(2)	1,497	67,754
Dogus Otomotiv Servis ve Ticaret AS	2,368	9,447
EGE Gubre Sanayii AS	370	830
EGE Seramik Sanayi ve Ticaret AS(1)	2,095	165
Enerjisa Enerji AS	2,252	5,320
Enerya Enerji AS	25,826	4,958
Esenboga Elektrik Uretim AS(1)	12,117	1,052
Europap Tezol Kagit Sanayi VE Ticaret AS	1,939	828
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	130,701	13,463
Fenerbahce Futbol AS(1)	3,830	335
Ford Otomotiv Sanayi AS	7,678	13,863
Galata Wind Enerji AS	2,687	1,576
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	7,546	12,410
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	906	6,700
Goodyear Lastikleri TAS(1)	1,124	398
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	17,246	7,170
GSD Holding AS(1)	16,193	1,892
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(1)	19,699	4,850
Is Finansal Kiralama AS(1)	9,314	3,998
Is Yatirim Menkul Degerler AS	22,726	18,738
Isiklar Enerji ve Yapi Holding AS(1)	38,282	94,997
Jantsa Jant Sanayi Ve Ticaret AS(1)	1,001	373
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,367	379
Konya Kagit Sanayi VE Ticaret AS(1)	1,671	530
Kordsa Teknik Tekstil AS(1)	341	627
Logo Yazilim Sanayi Ve Ticaret AS	2,351	7,991
Marmara Holding AS(1)	144,283	7,403
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	20,704	18,454
MLP Saglik Hizmetleri AS(1)	2,227	21,789
Naturel Yenilenebilir Enerji Ticaret AS	5,795	880
Netas Telekomunikasyon AS(1)	578	843
Parsan Makina Parcalari Sanayii AS(1)	94	170

Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	692	239
Polisan Holding AS	37,677	16,153
Qua Granite Hayal(1)	13,408	1,095
Ral Yatirim Holding AS(1)	4,429	24,010
Sasa Polyester Sanayi AS(1)(2)	285,267	16,354
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey(1)	5,789	6,866
Sekerbank Turk AS	205,300	58,141
Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,134	13,669
Sok Marketler Ticaret AS(1)	8,849	9,121
TAB Gida Sanayi Ve Ticaret AS, Class A	2,084	12,062
TAV Havalimanlari Holding AS(1)	3,756	20,407
Tekfen Holding AS(2)	6,942	21,031
Teknosa Ic Ve Dis Ticaret AS(1)	524	234
Tofas Turk Otomobil Fabrikasi AS	1,831	11,658
Turcas Holding AS	924	919
Turk Traktor ve Ziraat Makineleri AS(1)	1,001	9,746
Turkcell Iletisim Hizmetleri AS, ADR	9,029	51,646
Turkiye Halk Bankasi AS(1)	12,984	11,748
Turkiye Is Bankasi AS, C Shares	166,528	46,907
Turkiye Sigorta AS	51,963	14,129
Turkiye Sinai Kalkinma Bankasi AS	62,921	15,005
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	49,541	32,608
Ulker Biskuvi Sanayi AS	7,339	18,298
Usak Seramik Sanayii AS(1)	83,911	2,876
Vakif Finansal Kiralama AS(1)	122,182	4,454
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,773	10,840
Vestel Beyaz Esya Sanayi ve Ticaret AS	22,086	3,221
Vestel Elektronik Sanayi ve Ticaret AS(1)	7,638	4,328
Yapi ve Kredi Bankasi AS(1)	83,155	58,910
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	3,034	1,597
Yunsa Yunlu Sanayi VE Ticare AS	13,848	3,065
		1,249,488
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	39,792	149,312
Abu Dhabi Islamic Bank PJSC	29,791	166,898
Abu Dhabi National Hotels	246,043	26,318
Aldar Properties PJSC	52,308	111,743
Deyaar Development PJSC	84,352	18,896
Dubai Islamic Bank PJSC	62,831	126,645
Emaar Development PJSC	51,993	206,066
Emaar Properties PJSC	157,542	509,861
Emirates NBD Bank PJSC	41,343	313,102
Emirates Telecommunications Group Co. PJSC	51,357	252,902
First Abu Dhabi Bank PJSC	38,087	175,507
RAK Properties PJSC(1)	112,935	30,514
Space42 PLC(1)	92,379	44,718
		2,132,482
United States — 0.1%
Coupang, Inc.(1)	9,265	153,799
TOTAL COMMON STOCKS (Cost $123,035,543)		206,981,113
WARRANTS — 0.0%
Malaysia — 0.0%
Berjaya Food Bhd.(1)	15,554	157
Eco World Development Group Bhd.(1)	360	83

Hengyuan Refining Co. Bhd.(1)	2,650	334
Supermax Corp. Bhd.(1)	3,768	76
Top Glove Corp. Bhd.(1)	1,600	61
VS Industry Bhd.(1)	15,360	19
		730
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	2,212	12
Origin Property PCL, NVDR(1)	1,025	7
Roctec Global PCL, NVDR(1)	5,800	2
TEAM Consulting Engineering & Management PCL, NVDR(1)	3,120	1
		22
TOTAL WARRANTS (Cost $—)		752
RIGHTS — 0.0%
Brazil — 0.0%
Light SA(1) (Cost $1,439)	6,657	488
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	679,076	679,076
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,138,327	1,138,327
TOTAL SHORT-TERM INVESTMENTS (Cost $1,817,403)		1,817,403
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $124,854,385)		208,799,756
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,720,476)
TOTAL NET ASSETS — 100.0%		$207,079,280

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	43.5%
Financials	23.2%
Consumer Discretionary	9.8%
Industrials	6.4%
Communication Services	5.6%
Health Care	3.2%
Materials	3.0%
Consumer Staples	2.3%
Real Estate	1.9%
Utilities	1.0%
Energy	0.0%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,898,325. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,181,065, which includes securities collateral of $4,042,738.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$3,350,900	$4,092,897	—
Chile	264,431	707,837	—
China	7,456,902	27,637,421	—
Colombia	89,373	249,250	—
India	1,784,344	24,499,428	—
Indonesia	291,291	1,373,854	—
Mexico	938,840	2,509,982	—
Peru	697,652	—	—
Philippines	21,301	705,748	—
South Africa	1,058,523	5,675,825	—
South Korea	1,652,211	50,743,271	—
Taiwan	18,311,242	38,655,389	—
Turkey	51,646	1,197,842	—
United States	153,799	—	—
Other Countries	—	12,809,914	—
Warrants	—	752	—
Rights	—	488	—
Short-Term Investments	1,817,403	—	—
	$37,939,858	$170,859,898	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.